Dreyfus Small Cap Stock Index Fund

SEMIANNUAL REPORT
April 30, 1999

Year 2000 Issues (Unaudited)

The fund could be adversely affected if the computer systems used by The Dreyfus Corporation and the fund's other service providers do not properly process and calculate date-related information from and after January 1, 2000. The Dreyfus Corporation is working to avoid Year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by Year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.

                                   Contents

                                   THE FUND
--------------------------------------------

                              2     Letter from the President

                              3     Discussion of Fund Performance

                              6     Statement of Investments

                             23     Statement of Assets and Liabilities

                             24     Statement of Operations

                             25     Statement of Changes in Net Assets

                             26     Financial Highlights

                             27     Notes to Financial Statements

                                    FOR MORE INFORMATION
--------------------------------------------------------

                                    Back Cover

                                                       The Fund
                                      Dreyfus Small Cap
                                       Stock Index Fund


LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Small Cap Stock Index Fund, covering the six-month period from November 1, 1998 through April 30, 1999. Inside, you'll find valuable information about how the Fund was managed during the reporting period, including a discussion with the Fund's portfolio managers, Steve Falci and Mark Sikorski.

The past six months have been rewarding for many equity investors. The Federal Reserve Board's lowering of short-term interest rates in the fall of 1998 appears to have helped U.S. businesses withstand the effects of economic weakness in Japan, Asia and Latin America. At the same time, strong U.S. economic growth, low inflation and high levels of consumer spending supported continued strength in many broad measures of stock market performance. As a result, several major U.S. market indices set new records, including the Dow Jones Industrial Average's first-ever close above the 10,000 level. The broader S&P 500 Index and the technology-laden NASDAQ Index also recorded new highs.

However, until near the end of the six-month period, small-cap stocks continued to lag their larger counterparts substantially. For most of the reporting period, investors continued to favor large companies with predictable earnings and tended to avoid smaller companies with shorter track records. In April, however, many smaller stocks began to rally as investors became increasingly attracted by their valuation levels. In a global economic environment currently characterized by fewer concerns, investors appear to have become somewhat more comfortable with small-cap stocks.

We appreciate your confidence over the past six months, and look forward to your continued participation in Dreyfus Small Cap Stock Index Fund.

Sincerely,

/s/ Stephen E. Canter
Stephen E. Canter
President and Chief Investment Officer
The Dreyfus Corporation

May 13, 1999

DISCUSSION OF FUND PERFORMANCE

Steve Falci and Mark Sikorski, Portfolio Managers

How did the Dreyfus Small Cap Stock Index Fund perform relative to its benchmark?

For the six-month period ended April 30, 1999, Dreyfus Small Cap Stock Index Fund produced a total return of 8.60%.1 The Standard & Poor's Small Cap 600 Index ("S&P 600") produced a 9.03% return for the same time period.2 The difference in returns is accounted for by transaction costs and other Fund operating expenses.

What is the Fund's investment strategy?

As an index fund, we seek to match the total return of the S&P 600. To reach that goal, the Fund generally invests in about 575 stocks in the S&P 600, in proportion to their weighting in the index. While the portfolio managers strive to own the vast majority of the stocks in the index, they may avoid some very small, illiquid names. Often considered a barometer for the small-cap stock market in general, the S&P 600 is composed of 600 domestic stocks with market capitalizations ranging between $38 million and $2.7 billion. Generally speaking, it contains 500 industrial, 50 financial, 30 utility, and 20 transportation stocks. Each stock is weighted by its market capitalization; that is, larger companies have greater representation in the index than smaller ones. The Fund may also use stock index futures as a substitute for the sale or purchase of stocks.

Dreyfus Small Cap Stock Index Fund uses a passive management approach: all investment decisions are based on the Fund's objective, which is to seek to match the performance of the S&P 600. The Fund does not attempt to manage market volatility.

Small-cap stocks are often new and entrepreneurial companies, and tend to grow faster than larger-cap companies. They also typically use any profits for expansion rather than for paying dividends. Because they carry additional risks, their earnings also tend to be less predictable. As a result, their stocks may be less liquid and more volatile.

                                                                      The Fund 3

What other factors influenced the Fund's performance?

Continuing the trend that has existed for some time now, the stock market has been driven higher by an increasingly narrow list of large-cap growth stocks. The next best performing group has been mid-cap stocks, while small-cap stocks have lagged. Within these three market capitalization ranges, stocks utilizing a growth-oriented investment strategy have performed better than those using a value-oriented strategy.

During the period, the largest gains within the S&P 600 came from its financial holdings, including those in the investment management and consumer finance businesses. In addition, the technology sector provided strong returns, especially defense electronics and network computer companies. Finally, broadcasting companies, which are part of the consumer staples sector, reported robust gains.

On the other hand, the poorest performing returns of the index, and therefore the Fund as well, originated from personal care stocks, which fall under the consumer staples group. Diversified healthcare stocks, as well as a few long-term healthcare facilities, also produced disappointing returns. Retail computers and electronics, another area within the growing technology sector, also provided discouraging returns during the period.

What is the Fund's current strategy?

Because the Fund's goal is to replicate the returns of its benchmark, its strategy is to mirror the composition of the index. To understand how index investing works, it's important to recognize the differences between passive index managers and active managers. While both managers seek superior returns, the passive index manager does not make decisions about buying and selling stocks based on economic, financial and market conditions. Instead, passive managers buy and hold the stocks in the index in an effort to match the index's returns.

A key advantage of indexing is the lower costs incurred for professional research. Security selection is based on that of the index, helping the Fund avoid costly proprietary research. Another notable characteristic of an index fund is derived from its buy-and-hold strategy, which may help the Fund incur lower transactions costs and fewer taxable capital gains. Lower costs mean more of the Fund's return may be paid to shareholders, and fewer realized capital gains may translate into lower income taxes for investors.

May 13, 1999

1 Total return includes reinvestment of dividends and any capital gains paid.
2 SOURCE: LIPPER ANALYTICAL SERVICES, INC. -- The Standard & Poor's Small Cap
  600 Index is a broad-based index of 600 companies with market capitalization ranging from the 50th percentile to the 83rd percentile of the stock universe and is a widely accepted, unmanaged index of small-cap stock market performance. The Fund holds stocks generally in the same proportion as each stock within the index itself. Therefore, the Fund's performance should closely match that of the index.

                                                                      The Fund 5

STATEMENT OF INVESTMENTS
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
Common Stocks--99.4%                           Shares                Value ($)
--------------------------------------------------------------------------------
Basic Industries--6.6%
AMCOL International                             2,850                  34,912
AptarGroup                                      3,600                 100,800
Buckeye Technologies                            3,300 a                47,850
Butler Manufacturing                              700                  20,781
Caraustar Industries                            2,300                  58,650
Champion Enterprises                            4,700 a                87,244
ChemFirst                                       2,000                  47,750
Dycom Industries                                2,100 a                95,944
Florida Rock Industries                         1,900                  65,312
Geon                                            2,300                  70,438
Griffon                                         2,800 a                20,475
Hughes Supply                                   2,500                  58,125
Insituform Technology, Cl. A                    2,400 a                45,750
Juno Lighting                                   1,800                  40,950
Lilly Industries, Cl. A                         2,400                  42,000
Lone Star Industries                            2,000                  71,375
MacDermid                                       2,600                 109,038
McWhorter Technololgies                         1,200 a                17,775
Mississippi Chemical                            2,400                  21,900
Morrison Knudsen                                5,400 a                58,725
Myers Industries                                2,080                  47,060
O'Sullivan                                      1,500                  13,500
OM Group                                        2,200                  80,025
Oakwood Homes                                   4,300                  59,662
Pope & Talbot                                   1,400                  14,438
Pre-Paid Legal Services                         2,500 a                71,250
Quaker Chemical                                 1,000                  15,812
Republic Group                                  1,300                  22,750
Ryland Group                                    1,500                  39,375
Schweitzer-Mauduit International                1,500                  24,844
Scotts, Cl. A                                   1,700 a                69,912
Service Experts                                 1,600 a                25,900
Shorewood Packaging                             2,700 a                53,325
Skyline                                         1,000                  29,312
Southern Energy Homes                           1,200 a                 5,625
Stone & Webster                                 1,200                  26,325
TETRA Technologies                              1,500 a                14,062

--------------------------------------------------------------------------------
Common Stocks (continued)                      Shares                Value ($)
--------------------------------------------------------------------------------
Basic Industries (continued)
TJ International                                1,600                  44,400
Tredegar Industries                             3,500                  93,406
Universal Forest Products                       1,900                  37,822
W D-40                                          1,600                  42,800
Watsco                                          2,600                  51,025
Wynn's International                            2,000                  33,500
                                                                    2,031,924

Capital Spending--24.7%
AAR                                             2,550                  48,450
ABM Industries                                  2,000                  60,750
ADVO                                            2,100 a                41,475
Acxiom                                          7,600                 191,900
Alliant Techsystems                             1,000 a                81,875
American Management Systems                     4,000 a               137,500
American States Water                             800                  20,350
Analogic                                        1,200                  44,100
Analysts International                          2,100                  27,300
Angelica                                        1,100                  18,012
Applied Industrial Technology                   2,200                  32,725
Aquarion                                        1,200                  31,125
Arctic Cat                                      2,500                  21,562
Aspect Telecommunications                       4,700 a                37,452
Aspen Technology                                2,000 a                17,125
Astec Industries                                1,800 a                69,750
Auspex Systems                                  2,700 a                19,238
Aviation Sales                                  1,200 a                48,000
BISYS Group                                     2,700 a               137,025
BMC Industries                                  2,500                  22,344
Baldor Electric                                 3,433                  66,300
BancTec                                         1,800 a                29,250
Barnes Group                                    2,100                  44,231
Billing Concepts                                3,300 a                40,838
Brady, Cl. A                                    2,400                  62,100
Brightpoint                                     4,800 a                29,550
C&D Technologies                                1,200 a                30,975
CDI                                             1,800 a                47,812
CIBER                                           5,600 a               105,700

                                                                      The Fund 7

--------------------------------------------------------------------------------
Common Stocks (continued)                      Shares                Value ($)
--------------------------------------------------------------------------------
Capital Spending (continued)
CLARCOR                                         2,550 a                47,812
Catalina Marketing                              1,800 a               153,788
Centigram Communications                          700                   6,300
Central Parking                                 2,750                  87,141
Cerner                                          3,300 a                56,100
Cognex                                          3,700 a               107,300
Computer Task Group                             1,900                  35,388
Customtracks                                    1,500 a                55,875
DBT Online                                      1,800 a                60,638
Dames & Moore Group                             1,700                  19,975
Daniel Industries                               1,600                  26,300
DeVry                                           6,700 a               176,712
Dialogic                                        1,500 a                41,906
Digi Inernational                               1,400 a                10,675
Dionex                                          2,100 a                86,100
Electro Scientific Industries                   1,200 a                45,750
Electroglas                                     1,800 a                24,638
Esterline Technologies                          1,900 a                26,838
Etec Systems                                    2,000 a                61,750
Express Scripts, Cl. A                          3,200 a               235,600
FactSet Research Systems                        1,450                  67,606
Fair Issac & Co                                 1,600                  54,400
FileNet                                         2,900 a                24,831
Flow International                              1,400 a                14,000
G & K Services, Cl. A                           1,900                  88,825
Gallagher (Arthur J.)                           1,800                  85,500
Gardner Denver Machinery                        1,500 a                26,719
Gerber Scientific                               2,200                  41,388
Global Industrial Technologies                  2,000 a                26,375
Graco, Inc.                                     1,800                  56,700
HNC Software                                    2,400 a                51,600
Harbinger                                       3,900 a                42,656
Helix Technology                                2,000                  35,312
Henry (Jack) & Association                      1,900                  62,700
Hilb, Rogal & Hamilton                          1,500                  27,938
Hutchinson Technology                           2,300 a                50,744
Hyperion Solutions                              1,735 a                26,242

--------------------------------------------------------------------------------
Common Stocks (continued)                      Shares                Value ($)
--------------------------------------------------------------------------------
Capital Spending (continued)
INCYTE Pharmaceuticals                          2,500                  45,156
Inter-Tel                                       2,400                  33,300
Interim Services                                4,600 a                79,925
InterVoice                                      2,800 a                27,912
JLG Industries                                  4,400                  70,675
Kaman, Cl. A                                    2,200                  28,875
Kronos                                          1,500 a                51,000
Kulicke & Soffa Industries                      2,100                  48,038
Lason                                           1,600 a                63,300
Lawson Products                                 1,000                  22,625
Lindsay Manufacturing                           1,200                  25,575
Lydall                                          1,900 a                17,100
MICROS Systems                                  1,500 a                44,250
Macromedia                                      4,000 a               165,750
Manitowoc                                       2,775                 105,797
Material Sciences                                 700 a                 7,350
Metro Networks                                  1,600 a                72,000
Micrel                                          1,900 a               111,862
MicroAge                                        2,000 a                10,500
Mutual Risk Management                          4,000                 155,500
NFO Worldwide                                   2,000 a                22,625
National Computer Systems                       2,900                  81,200
National Data                                   3,300                 152,212
National Instruments                            3,200 a               108,800
Network Equipment Technologies                  2,000 a                15,375
Norrel                                          2,500                  37,500
Pharmaceutical Product Development              2,300 a                66,988
Philiadelphia Suburban                          3,845                  86,752
Photronics                                      2,500 a                59,844
PictureTel                                      3,500 a                28,875
Plantronics                                     1,600 a               108,000
Platinum Software                               4,100 a                29,212
Polaris Industries                              2,400                  90,450
Primark                                         2,200 a                50,738
Profit Recovery Group International             2,600 a                94,900
Progress Software                               1,900 a                43,225
Quanex                                          1,300                  33,231

                                                                      The Fund 9

--------------------------------------------------------------------------------
Common Stocks (continued)                      Shares                Value ($)
--------------------------------------------------------------------------------
Capital Spending (continued)
Regal Beloit                                    1,900                  41,088
Regis                                           3,300                  84,562
Robins & Myers                                  1,000                  21,562
Rollins Truck Leasing                           5,350                  55,506
Roper Industries                                2,900                  82,650
S3                                              5,000                  35,938
SEI Investments                                 1,700                 161,500
SPS Technologies                                1,200 a                52,350
Security Dynamics Technologies                  3,200 a                69,600
Silicon Valley Group                            3,300 a                43,725
Smith (A.O.)                                    2,450                  61,862
Speedfam International                          2,000 a                23,000
Superior Services                               3,000 a                55,125
Symmetricom                                     1,400 a                 9,800
System Software                                 4,400 a                 8,250
TCSI                                            2,100 a                 4,069
TETRA Technologies                              2,900 a                70,144
Technology Solutions                            3,750 a                29,766
Telxon                                          1,500                  15,000
Thomas Industries                               1,750                  34,781
True North Communications                       4,600                 124,200
Tuboscope International                         4,100 a                55,862
United Water Resources                          3,400                  70,762
Valence Technology                              2,400 a                17,100
Valmont Industries                              2,300                  38,525
Vantive                                         2,400 a                19,200
Volt Information Sciences                       1,400 a                24,500
Wall Data                                         900 a                14,062
Whittaker                                       1,000 a                24,000
Whittman-Hart                                   5,100 a               144,075
Xircom                                          2,400 a                54,000
Zebra Technologies, Cl. A                       2,900 a                96,425
                                                                    7,654,342
Consumer Cyclical--19.9%
Adaptive Broadband                              1,400 a                21,175
Allen Telecom                                   2,500 a                23,438
Amcast Industrial                               1,000                  16,750

--------------------------------------------------------------------------------
Common Stocks (continued)                      Shares                Value ($)
--------------------------------------------------------------------------------
Consumer Cyclical (continued)
Anchor Gaming                                   1,100 a                51,975
Ann Taylor Stores                               2,600 a               123,500
Apogee Enterprises                              2,500                  30,625
Applebee's International                        2,800                  72,275
Applied Power, Cl. A                            2,565                  80,958
Ashworth                                        1,400 a                 6,300
Authentic Fitness                               2,100                  36,225
Aztar                                           4,100 a                28,444
BE Aerospace                                    2,500                  42,656
Baker (J.)                                      1,300                   7,719
Bassett Furniture                               1,200                  28,800
Blount International, Cl. A                     3,700                 103,138
Books-A-Million                                 1,600                  14,200
Bowne & Co.                                     3,400                  63,750
Breed Technologies                              3,400 a                18,488
Brown Group                                     1,800                  29,362
Building Materials Holding                      1,500 a                19,125
C-COR Electronics                                 900 a                21,938
Carmike Cinemas, Cl. A                          1,000 a                21,562
CEC Entertainment                               1,700 a                63,750
CKE Restaurants                                 5,090                  83,349
Casey's General Stores                          5,200                  68,900
Cato                                            2,500                  28,125
Cheesecake Factory                              1,350 a                37,800
Coachmen Industries                             1,600                  30,200
Cone Mills                                      2,300 a                13,944
Consolidated Graphics                           1,400 a                59,675
Consolidated Products                           2,362 a                42,664
Cross (A.T.), Cl. A                             1,700                  10,838
DIMON                                           4,100                  17,938
Damark International, Cl. A                       700 a                 7,175
Digital Microwave                               5,800 a                73,950
Discount Auto Parts                             1,700 a                38,781
Dixie Group                                     1,500                  13,312
Dress Barn                                      2,100 a                30,712
Ethan Allen Interiors                           2,600                 131,788
Family Golf Centers                             2,400 a                17,250

                                                                     The Fund 11

--------------------------------------------------------------------------------
Common Stocks (continued)                      Shares                Value ($)
--------------------------------------------------------------------------------
Consumer Cyclical (continued)
Fedders                                         3,700                  21,275
Fleming Cos                                     3,500                  30,625
Foodmaker                                       3,900                  94,088
Footstar                                        2,300 a                77,769
Franklin Covey                                  2,100 a                20,344
GC Companies                                      700 a                24,588
Galey & Lord                                    1,100 a                 5,019
Gentex                                          6,800 a               204,425
Gibson Greetings                                1,500 a                 9,469
Goody's Family Clothing                         3,300 a                29,700
Gottschalks                                     1,400 a                10,325
Guilford Mills                                  2,100                  19,950
Gymboree                                        2,400 a                24,900
HA-LO Industries                                4,450 a                52,288
Haggar                                            800                   8,700
Hancock Fabrics                                 1,900                  11,994
Harland (John H.)                               2,800                  46,375
Hartmarx                                        3,200 a                15,200
Hollywood Park                                  2,400 a                30,900
Huffy                                           1,100                  14,644
IHOP                                              900 a                41,175
Insight Enterprises                             2,400 a                64,800
Interface, Cl. A                                4,800                  33,900
Itron                                           1,400 a                11,550
Jo-Ann Stores, Cl. A                            1,800 a                29,025
Just for Feet                                   2,900 a                36,612
Justin Industries                               2,700                  36,450
K2 1,500                                       15,281
K-Swiss                                         1,200                  50,400
Kellwood                                        2,300                  59,225
Kroll-O'Gara                                    1,900 a                45,481
La-Z Boy                                        5,100                 100,406
Landry's Seafood Restaurants                    2,800 a                22,750
Lillian Vernon                                    900                  13,275
Linens'n Things                                 3,900 a               178,425
Luby's                                          2,400                  40,200
Marcus                                          2,900                  36,069

--------------------------------------------------------------------------------
Common Stocks (continued)                      Shares                Value ($)
--------------------------------------------------------------------------------
Consumer Cyclical (continued)
Masco Tech                                      4,300                  74,712
Mens Wearhouse                                  3,300 a                90,338
Merrill                                         1,700                  25,288
Michaels Stores                                 1,700 a                38,462
Midway Games                                    3,417 a                29,258
NCS HealthCare, Cl. A                           2,100 a                27,300
Nash Finch                                      1,100                  10,450
National Presto Industries                        700                  24,456
Nautica Enterprises                             3,800 a                51,538
New England Business Service                    1,300                  35,506
O'Reilly Automotive                             2,400 a               109,800
Orbital Sciences                                3,400 a                71,612
OshKosh B'Gosh                                  1,700                  33,681
Oxford Industries                                 900                  23,794
P-COM                                           4,000 a                23,375
Pacific Sunwear of California                   2,100 a                77,897
Paxar                                           4,425 a                39,548
Phillips-Van Heusen                             3,000                  26,250
Pier 1 Imports                                  8,925                  65,822
Pillowtex                                       1,415                  23,259
Prime Hospitality                               4,800 a                58,500
Quicksilver                                     2,100 a                55,781
Richfood Holdings                               4,400                  55,000
Royal Appliance Manufacturing                   1,800 a                 7,875
Ruby Tuesday                                    3,000                  54,750
Russ Berrie & Co.                               2,200                  59,812
Ryan's Family Steak House                       4,200 a                51,975
Safeskin                                        5,500 a                53,625
Shopko Stores                                   2,700 a                92,644
Simpson Industries                              1,800                  18,450
Sonic                                           1,850 a                52,031
Spartan Motors                                  1,900                  10,450
Sports Authority                                3,300 a                22,894
St. John Knits                                  1,600                  43,500
Standard Motor Products                         1,200                  27,900
Standard Products                               1,500                  27,000
Standex International                           1,200                  29,475

                                                                     The Fund 13

--------------------------------------------------------------------------------
Common Stocks (continued)                      Shares                Value ($)
--------------------------------------------------------------------------------
Consumer Cyclical (continued)
Stein Mart                                      4,200 a                42,000
Stride Rite                                     4,300                  50,256
Sturm Ruger                                     2,500                  26,562
Swiss Army Brands                                 900 a                 7,762
TBC                                             1,900 a                14,725
TCBY Enterprises                                2,100                  14,306
Taco Cabana                                     2,000 a                20,250
Thomas Nelson                                   1,400                  14,175
Thor Industries                                 1,300                  39,325
Timberland, Cl. A                               1,100 a                76,175
Toro                                            1,200                  41,775
Tower Automotive                                4,400 a               101,200
Valassis Communications                         3,600 a               201,600
Wabash National                                 2,100                  32,944
Westwood One                                    2,900 a                99,325
Whole Foods Market                              2,400 a                93,600
Williams-Sonoma                                 5,300 a               153,700
Winnebago Industries                            2,200                  31,488
Wolverine World Wide                            4,000                  48,000
World Color Press                               3,700 a                94,581
Zale                                            3,400 a               128,562
                                                                    6,156,475
Consumer Staples--3.5%
Avid Technology                                 2,600 a                42,250
CPI                                             1,100                  29,219
Canandaigua Brands, Cl. A                       1,700 a                87,550
Chemed                                            900                  26,831
Chiquita Brands International                   6,000                  60,000
Coca-Cola Bottling Consolidated                   800                  44,000
Corn Products International                     3,600                 103,950
Delta and Pine Land                             3,533                 120,122
Earthgrains                                     4,100                  86,869
Ionics                                          1,500 a                51,188
J & J Snack Foods                               1,000 a                21,750
Libbey                                          1,600                  48,100
Michael Foods                                   2,200                  50,325
Nashua                                            600 a                 6,450
Penford                                           700                   9,144

--------------------------------------------------------------------------------
Common Stocks (continued)                      Shares                Value ($)
--------------------------------------------------------------------------------
Consumer Staples (continued)
Ralcorp Holdings                                3,200 a                58,800
Simpson Manufacturing                           1,100 a                50,875
Smithfield Foods                                3,600 a                85,050
Triarc Cos., Cl. A                              2,800 a                55,475
Ultratech Stepper                               2,200 a                30,525
USA Dtergents                                   1,600 a                10,800
X-Rite                                          1,900                  13,062
                                                                    1,092,335
Electronics--6.7%
Alpha Industries                                1,400 a                49,350
Anixter International                           3,800 a                59,850
Applied Magnetics                               3,900 a                11,456
Bell Industries                                   900 a                 9,675
Benchmark Electronics                           1,100 a                36,988
Burr-Brown                                      2,900 a                76,850
C-Cube Microsystems                             3,600 a                81,450
CTS                                             1,300                  69,388
Checkpoint Systems                              2,900 a                28,456
Coherent                                        2,200 a                32,725
DSP Communications                              3,500 a                95,375
Dallas Semiconductor                            2,900                 123,250
General Semiconductor                           3,400 a                25,500
Hadco                                           1,200 a                31,500
Harman International                            1,800                  82,688
Harmon Industries                                 950                  20,900
Innovex                                         1,500                  20,812
Input/Output                                    4,800 a                34,800
Integrated Circuit Systems                      1,100 a                22,275
International Rectifier                         4,700 a                45,825
KEMET                                           3,600 a                55,575
Kent Electronics                                2,600 a                24,212
Komag                                           4,900 a                18,375
Lattice Semiconductor                           2,200 a                89,925
Marshall Industries                             1,500 a                24,188
Mercury Interactive                             3,400 a                95,838
Methode Electronics, Cl. A                      3,300 a                49,088
Novellus Systems                                3,700 a               174,825
Oak Industries                                  1,600 a                66,800


                                                                     The Fund 15

--------------------------------------------------------------------------------
Common Stocks (continued)                      Shares                Value ($)
--------------------------------------------------------------------------------
Electronics (continued)
Park Electrochemical                            1,000                  23,875
Pioneer Standard Electronics                    2,400                  20,100
Plexus                                          1,400 a                46,725
Powerwave Technologies                          1,900 a                57,712
Read-Rite                                       4,500 a                27,844
Scott Technologies                              1,900 a                35,269
Standard Microsystems                           1,500 a                11,062
Technitrol                                      1,500                  43,875
Three-Five Systems                                700 a                 8,050
Trimble Navigation                              2,100 a                24,347
Unitrode                                        3,200 a                56,600
VLSI Technology                                 4,500 a                84,938
Vicor                                           4,000 a                56,250
Watkins-Johnson                                   600                  15,225
                                                                    2,069,811
Energy--5.2%
Atmos Energy                                    2,800                  70,700
Barrett Resources                               3,200 a                97,200
Benton Oil & Gas                                3,300 a                13,819
Cabot Oil & Gas, Cl. A                          2,300                  40,250
Cascade Natural Gas                             1,000                  15,812
Connecticut Energy                              1,000                  37,375
Cross Timbers Oil                               4,200                  45,938
Devon Energy                                    3,200                 106,400
Energen                                         3,000                  51,750
HS Resources                                    1,700 a                18,062
New Jersey Resources                            1,700                  62,688
Newfield Exploration                            4,000 a               107,500
Northwest Natural Gas                           2,300                  51,894
Oceaneering International                       2,100 a                34,650
Pennsylvania Enterprises                        1,000                  25,500
Piedmont Natural Gas                            2,900                  92,438
Plains Resources                                1,800 a                30,712
Pogo Producing                                  4,000                  76,750
Pool Energy Services                            2,000 a                35,875
Pride International                             4,600 a                53,762
Public Service North Carolina                   1,900                  53,794
Remington Oil & Gas                             2,400 a                 9,600

--------------------------------------------------------------------------------
Common Stocks (continued)                      Shares                Value ($)
--------------------------------------------------------------------------------
Energy (continued)
St. Mary Land Exploration                       1,000                  19,250
Santa Fe Energy Resources                      10,100 a                90,900
Seitel                                          2,500 a                43,438
Snyder Oil                                      3,600                  65,475
Southwest Gas                                   2,800                  79,975
Southwestern Energy                             2,300                  18,112
Vintage Petroleum                               5,400                  58,050
WICOR                                           3,700                  87,413
                                                                    1,595,082
Health Care--10.0%
ADAC Laboratories                               2,400 a                17,400
ALPHARMA, Cl. A                                 2,900                  85,550
Advanced Tissue Sciences                        3,600 a                18,000
Alliance Pharmaceutical                         3,000 a                 7,500
American Oncology Resources                     3,000 a                26,812
Ballard Medical Products                        3,100                  74,012
Barr Laboratories                               2,400 a                72,150
Bindley Western Industries                      2,100                  64,838
Bio-Technology General                          4,500 a                31,922
Biomatrix                                       2,200 a                72,463
COR Therapeutics                                2,200 a                25,712
Cambrex                                         2,300                  58,938
Cephalon                                        2,700 a                32,738
Cooper Cos.                                     1,400 a                22,050
Coventry Health Care                            5,400 a                49,612
Curative Health Services                        1,200 a                 6,750
Cygnus                                          1,900 a                17,100
Datascope                                       1,400 a                39,812
Dendrite International                          2,300 a                59,512
Diagnostic Products                             1,300                  29,900
Dura Pharmaceuticals                            4,500 a                54,000
Enzo Biochem                                    2,255 a                23,396
Genesis Health Ventures                         3,300 a                22,894
Hologic                                         1,500 a                10,219
IDEC Pharmaceuticals                            1,900 a                96,425
IDEXX Laboratories                              3,700 a                83,712
Immune Response                                 2,200 a                24,750
Integrated Health Services                      4,812                  23,158

                                                                     The Fund 17

--------------------------------------------------------------------------------
Common Stocks (continued)                      Shares                Value ($)
--------------------------------------------------------------------------------
Health Care (continued)
Invacare Corp                                   2,700                  62,438
JONES PHARMA                                    2,800                  89,950
Liposome                                        3,800 a                47,500
Magellan Health Services                        2,900 a                15,769
Mariner Post-Acute Network                      6,500 a                22,344
Maxxim Medical                                  1,300 a                20,719
MedQuist                                        3,300 a               113,025
Mentor                                          2,500                  36,250
NBTY                                            6,200 a                31,388
Nature's Sunshine Products                      1,700                  18,169
North American Vaccine                          3,000 a                16,125
Noven Pharmaceuticals                           2,200 a                11,550
Organogenesis                                   2,700 a                30,881
Orthodontic Centers of America                  4,800 a                59,400
Owens & Minor                                   3,000                  29,625
PAREXL International                            2,300 a                55,344
Patterson Dental                                3,150 a               113,597
Pediatrix Medical Group                         1,700 a                32,194
PhyCor                                          7,000 a                35,000
Priority Healthcare, Cl. B                      1,206                  61,129
Protein Design Labs                             1,700 a                26,244
Regeneron Pharmaceuticals                       2,800 a                18,550
Renal Care Group                                4,200 a                87,675
Resound                                         1,900                   9,500
Respironics                                     2,900 a                40,962
Roberts Pharmaceutical                          2,900 a                49,300
Sierra Health Services                          2,500                  31,250
Sola International                              2,600 a                38,675
SpaceLabs Medical                                 900 a                15,188
Summit Technology                               3,000 a                52,312
Sunrise Medical                                 2,000 a                14,500
Syncor International                            1,000                  28,500
U.S. Bioscience                                 2,600                  27,950
Universal Health Services, Cl. B                3,300 a               170,981
Vertex Pharmaceuticals                          2,300 a                48,588
VISX                                            2,900 a               373,375
Vital Signs                                     1,200 a                25,200
                                                                    3,112,472
18

--------------------------------------------------------------------------------
Common Stocks (continued)                      Shares                Value ($)
--------------------------------------------------------------------------------
Interest Sensitive--14.9%
AMRESCO                                         4,100                  26,650
American Bankers Insurance Group                4,100                 214,994
AmeriCredit                                     6,000 a                99,375
Anchor Bancorp Wisconsin                        1,600                  29,400
Banknorth Group                                 2,300                  60,806
CMAC Investment                                 2,300                 105,512
Capital Re                                      2,900                  56,730
Carolina First                                  2,100                  56,700
Cash America International                      2,300                  29,325
Centura Banks                                   2,700                 160,819
Commerce Bancorp                                2,547                 112,386
Commercial Federal                              5,700                 138,225
CompDent                                          900 a                12,712
Cullen Frost Bankers                            2,800                 151,025
D. R. Horton                                    6,075                 117,322
Dain Rauscher                                   1,200                  51,450
Delphi Financial Group, Cl. A                   2,064                  64,242
Downey Financial                                2,880                  57,600
Eaton Vance                                     3,300                  75,280
Enhance Financial Services Group                3,600                  74,475
Executive Risk                                  1,100                  78,925
Fidelity National Financial                     2,909                  53,089
First American Financial                        5,800                 103,675
First Bancorp                                   2,900                  74,856
First Midwest Bancorp                           2,700                 107,830
FirstMerit Corp                                 8,500                 236,406
Fremont General                                 6,800                 136,000
Frontier Insurance Group                        3,390                  46,824
HUBCO                                           4,160                 147,160
InaCom                                          4,324 a                41,889
JSB Financial                                     900                  44,380
Jefferies Group                                 2,200                  50,325
Legg Mason                                      5,400                 188,325
M.D.C. Holdings                                 1,700                  33,362
MAF Bancorp                                     2,500                  55,625
NAC Re                                          1,800                  98,100
Orion Capital                                   2,500                  73,594
Pioneer Group                                   2,400                  44,700

                                                                     The Fund 19

--------------------------------------------------------------------------------
Common Stocks (continued)                      Shares                Value ($)
--------------------------------------------------------------------------------
Interest Sensitive (continued)
Premier Bancshares                              2,300                  45,138
Provident Bankshares                            2,310                  57,460
Queens County Bancorp                           1,950                  68,494
Ramond James Financial                          4,700                 101,344
Riggs National                                  2,800                  47,250
St. Paul Bancorp                                3,850                  93,362
Selective Insurance Group                       2,600                  50,375
Silicon Valley Bancshares                       1,900 a                33,369
Standard Pacific                                2,900                  40,056
Susquehanna Bancshares                          3,400                  62,900
Toll Brothers                                   3,400 a                72,675
Trenwick Group                                  1,200                  33,600
Trustco Bank                                    2,470                  66,072
U.S. Home                                       1,300                  44,525
U.S. Trust                                      1,900                 173,612
UST                                             4,200                 101,588
United Bankshares                               4,100                 110,700
Whitney Holding                                 2,300                  93,150
Zenith National Insurance                         900                  21,375
                                                                    4,627,138
Mining and Metals--3.0%
Belden                                          2,300                  44,275
Birmingham Steel                                3,000                  18,375
Brush Wellman                                   1,500                  22,594
Cable Design Technologies                       3,050 a                45,369
Castle (A.M.)                                   1,300                  19,175
Coeur d' Alene Mines                            2,200 a                10,175
Commercial Metals                               1,400                  32,988
Commonweath Industries                          1,500                  14,438
Commscope                                       4,800 a               117,000
Getchell Gold                                   2,800                  95,550
Hecla Mining                                    5,000 a                15,000
IMCO Recycling                                  1,500                  25,500
Insteel Industries                                800                   6,700
Intermet                                        2,500                  36,875
Mueller Industries                              3,500 a               110,250
Reliance Steel & Aluminum                       1,700                  61,944
RTI International Metals                        2,000 a                26,625

--------------------------------------------------------------------------------
Common Stocks (continued)                      Shares                Value ($)
--------------------------------------------------------------------------------
Mining and Metals (continued)
Steel Technologies                              1,100                   9,900
Stillwater Mining                               3,350 a                94,847
Texas Industries                                2,100                  64,838
Titan International                             1,900                  18,881
WHX                                             1,600 a                13,500
Wolverine Tube                                  1,300 a                32,825
                                                                      937,624
Transportation--2.8%
Air Express International                       3,050                  66,719
American Freightways                            3,200 a                55,000
Arkansas Best                                   2,300 a                20,844
Expeditors International of Washington          2,300                 139,438
Fritz Cos.                                      3,300 a                33,412
Frozen Food Express Industries                  1,500                   9,797
Halter Marine Group                             2,650 a                16,066
Heartland Express                               3,100 a                43,206
Kirby                                           2,000 a                38,000
Landstar Systems                                1,000 a                38,938
M.S. Carriers                                   1,200 a                38,250
Offshore Logistics                              2,000 a                24,750
Pittston BAX Group                              1,800                  16,088
RailTex                                         1,100 a                14,988
Rural/Metro                                     1,500 a                12,188
SkyWest                                         2,400                  62,400
USFreightsways                                  2,700                 101,250
Werner Enterprises                              4,750                  91,438
Yellow                                          2,400                  42,600
                                                                      865,372

Utilities--2.1%
CILCORP                                         1,300                  78,650
Central Hudson Gas & Electric                   1,600                  59,400
Commonwealth Energy Systems                     2,000                  81,125
Eastern Utility Association                     1,900                  54,388
General Communication, Cl. A                    4,600 a                21,275
Green Mountain Power                              600                   5,738
Orange/Rockland Utility                         1,400                  81,463
Sierra Pacific Resources                        2,900                 103,313
TNP Enterprises                                 1,400                  43,750

                                                                     The Fund 21

--------------------------------------------------------------------------------
Common Stocks (continued)                      Shares                Value ($)
--------------------------------------------------------------------------------
Utilities (continued)
Talk.com                                        4,500 a                54,000
United Illuminating                             1,400                  55,125
                                                                      638,227

Total Common Stocks
(cost $31,624,274)                                                 30,780,802
--------------------------------------------------------------------------------
                                            Principal
Short-Term Investments--.3%                 Amount ($)
--------------------------------------------------------------------------------
U.S. Treasury Bills
4.39%, 7/29/1999
(cost $99,904)                                101,000                  99,918
--------------------------------------------------------------------------------
Total Investments (cost $31,724,178)            99.7%              30,880,720

Cash and Receivables (net)                        .3%                 102,527

Net Assets                                     100.0%              30,983,247

a Non-income producing.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
April 30, 1999 (Unaudited)

---------------------------------------------------------------------------
                                                        Cost          Value
---------------------------------------------------------------------------
Assets ($):
Investments in securities
  --See Statement of Investments                  31,724,178     30,880,720
Cash                                                                  6,967
Receivable for investment securities sold                           458,246
Receivable for shares of Common Stock subscribed                     55,520
Dividends receivable                                                 11,794
                                                                 31,413,247
---------------------------------------------------------------------------
Liabilities ($):
Due to The Dreyfus Corporation                                        6,065
Due to Distributor                                                    6,064
Payable for investment securities purchased                         410,879
Payable for shares of Common Stock redeemed                           6,992
                                                                    430,000
---------------------------------------------------------------------------
Net Assets ($)                                                   30,983,247
---------------------------------------------------------------------------
Composition of Net Assets ($):
Paid-in capital                                                  31,156,854
Accumulated undistributed investment income-net                      23,880
Accumulated net realized gain (loss) on investments                 645,971
Accumulated net unrealized appreciation (depreciation)
  on investments--Note 4(b)                                        (843,458)
Net Assets ($)                                                   30,983,247
---------------------------------------------------------------------------
Shares Outstanding
(200 million shares of $.001 par value Common Stock authorized)   2,448,704
---------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share--
  Note 3(c)($)                                                        12.65

See notes to financial statements.

                                                                     The Fund 23

STATEMENT OF OPERATIONS
Six Months Ended April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
Investment Income ($)
--------------------------------------------------------------------------------
Income:

Cash dividends                                                         118,604
Interest                                                                 6,049
Total Income                                                           124,653
Expenses:
Management fee--Note 3(a)                                               35,043
Shareholder servicing costs--Note 3(b)                                  35,043
Interest expense--Note 2                                                 1,300
Loan commitment fees--Note 2                                                52
Total Expenses                                                          71,438
Investment Income--Net                                                  53,215
--------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments--Note 4:
Net realized gain (loss) on investments                                634,044
Net realized gain (loss) on financial futures                           40,372
Net Realized Gain (Loss)                                               674,416
Net unrealized appreciation (depreciation) on investments
  [including ($3,800) net unrealized depreciation
   on financial futures]                                             1,614,914
Net Realized and Unrealized Gain (Loss) on Investments               2,289,330
Net Increase in Net Assets Resulting From Operations                 2,342,545

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                           Six Months Ended          Year Ended
                                             April 30, 1999         October 31,
                                                 (Unaudited)               1998
--------------------------------------------------------------------------------
Operations ($):
Investment income--net                               53,215              71,869
Net realized gain (loss) on investments             674,416           1,053,486
Net unrealized appreciation (depreciation)
  on investments                                  1,614,914          (3,874,179)
Net Increase (Decrease) in Net Assets
  Resulting from Operations                       2,342,545          (2,748,824)
--------------------------------------------------------------------------------
Dividends to Shareholders From ($):
Investment income--net                              (99,908)            (23,393)
Net realized gain on investments                 (1,092,480)           (202,736)
Total Dividends                                  (1,192,388)           (226,129)
--------------------------------------------------------------------------------
Capital Stock Transactions ($):
Net proceeds from shares sold                    11,791,192          10,491,450
Dividends reinvested                              1,159,447             225,582
Cost of shares redeemed                          (7,442,198)         (1,498,039)
Increase (Decrease) in Net Assets from
  Capital Stock Transactions                      5,508,441           9,218,993
Total Increase (Decrease) in Net Assets           6,658,598           6,244,040
--------------------------------------------------------------------------------
Net Assets ($):
Beginning of Period                              24,324,649          18,080,609
End of Period                                    30,983,247          24,324,649
Undistributed investment income--net                 23,880              70,573
--------------------------------------------------------------------------------
Capital Share Transactions (Shares):
Shares sold                                         956,346             794,989
Shares issued for dividends reinvested               92,830              16,898
Shares redeemed                                    (601,322)           (112,038)
Net Increase (Decrease) in Shares Outstanding       447,854             699,849

See notes to financial statements.

                                                                     The Fund 25

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Certain information reflects financial results for a single Fund share. "Total return" shows how much your investment in the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the Fund's financial statements.

--------------------------------------------------------------------------------
                                      Six Months Ended
                                        April 30, 1999    Year Ended October 31,
                                                          ----------------------
                                            (Unaudited)   1998         1997 a
--------------------------------------------------------------------------------
Per Share Data ($):
Net asset value, beginning of period             12.16    13.90        12.50
Investment Operations:
Investment income--net                             .02      .04          .02
Net realized and unrealized
  gain (loss) on investments                      1.02    (1.60)        1.38
Total from Investment Operations                  1.04    (1.56)        1.40
Distributions:
Dividends from investment income--net             (.05)    (.02)          --
Dividends from net realized gain on investments   (.50)    (.16)          --
Total Distributions                               (.55)    (.18)          --
Net asset value, end of period                   12.65    12.16        13.90
--------------------------------------------------------------------------------
Total Return (%) b                                8.60 c (11.38)       11.20 c
--------------------------------------------------------------------------------
Ratios/Supplemental Data (%):
Ratio of expenses to average net assets            .25 c    .50          .17 c
Ratio of net investment income
  to average net assets                            .19 c    .35          .13 c
Portfolio Turnover Rate                          22.66 c  25.14        10.59 c
--------------------------------------------------------------------------------
Net Assets, end of period ($ x 1,000)           30,983   24,325       18,081

a From June 30, 1997, (commencement of operations) to October 31, 1997. b Execlusive of redemption fee.
c Not annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:

Dreyfus Small Cap Stock Index Fund (the "Fund") is a separate non-diversified series of Dreyfus Index Funds, Inc. (the "Company") which is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company and operates as a series company currently offering three series including the Fund. The Fund's investment objective is to provide investment results that correspond to the total return performance of predominantly small capitalization common stocks in the aggregate, as represented by the Standard & Poor's Small Cap 600 Index. The Dreyfus Corporation ("Dreyfus") serves as the Fund's investment adviser. Dreyfus is a direct subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation. Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the Fund's shares, which are sold to the public without a sales charge.

The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

As of April 30, 1999, MBC Investments Corp., an indirect subsidiary of Mellon Bank Corporation, held 1,269,074 shares of the Fund. The Company accounts separately for the assets, liabilities and operations of each fund. Expenses directly attributable to each fund are charged to that funds operations; expenses which are applicable to all funds are allocated among them on a pro rata basis.

(a)Portfolio valuation: Investments in securities (including financial futures) are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors.

                                                                     The Fund 27

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis.

(c) Dividends to shareholders: Dividends are recorded on the ex- dividend date. Dividends from investment income-net and dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

NOTE 2--Bank Line of Credit:

The Fund participates with other Dreyfus-managed funds in a $600 million redemption credit facility (the "Facility") primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the Fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings.

The average daily amount of borrowings outstanding during the period ended April 30, 1999 was approximately $50,100, with a related weighted average annualized interest rate of 5.24%.

NOTE 3--Management Fee and Other Transactions
With Affiliates:

(a) Pursuant to a management agreement ("Agreement) with Dreyfus, the management fee is computed at the annual rate of .25 of 1% of the value of the Fund's average daily net assets, and is payable monthly. Under the terms of the Agreement, Dreyfus has agreed to pay all the expenses of the Fund, except brokerage commissions, taxes, interest, commitment fees, Shareholder Services Plan fees, fees and expenses of non-interested Directors (including counsel fees) and extraordinary expenses. In addition, Dreyfus is required to reduce its fee in an amount equal to the Fund's allocable portion of fees and expenses of the non-interested Directors (including counsel). Each Director receives from the Company an annual fee of $2,500 and an attendance fee $500 per meeting and is reimbursed for travel and out-of-pocket expenses. The Chairman of the Board receives an additional 25% of such compensation (with the exception of reimburseable amounts). Amounts required to be paid by the Company directly to the non-interested Directors, that would be applied to offset a portion of the management fee payable to Dreyfus, are in fact paid directly by Dreyfus to the non-interested Directors.

(b) Under the Shareholder Services Plan, the Fund pays the Distributor for the provision of certain services at the annual rate of .25 of 1% of the value of the Fund's average daily net assets. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 1999, the Fund was charged $35,043 pursuant to the Shareholder Services Plan.

                                                                     The Fund 29

(c) A 1% redemption fee is charged and retained by the Fund on shares redeemed within six months following the date of issuance including redemptions made through the use of the Fund Exchange privilege. During the period ended April 30, 1999, redemption fees amounted to $4,519.

NOTE 4--Securities Transactions:

(a) The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended April 30, 1999, amounted to $10,990,967 and $6,437,456, respectively.

The Fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The Fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the Fund to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the Fund recognizes a realized gain or loss. These investments require initial margin deposits with a custodian, which consist of cash or cash equivalents, up to approximately 10% of the contract amount. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. At April 30, 1999, there were no financial futures contracts outstanding.

(b) At April 30, 1999, accumulated net unrealized depreciation on investments was $843,458, consisting of $3,867,094 gross unrealized appreciation and $4,710,552 gross unrealized depreciation.

At April 30, 1999, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

For More Information

Dreyfus
Small Cap Stock
Index Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

Boston Safe Deposit and Trust Company
One Boston Place
Boston, MA 02109

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
P.O. Box 9671
Providence, RI 02940

The Distributor

Premier Mutual Fund Services, Inc.
60 State Street
Boston, MA 02109

To obtain information:

By telephone
Call 1-800-645-6561

By mail Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

By E-mail Send your request to info@dreyfus.com

On the Internet Information can be viewed online or downloaded from: http://www.dreyfus.com


(C) 1999, Dreyfus Service Corporation  077SA994



Dreyfus S&P 500 Index Fund

SEMIANNUAL REPORT
April 30, 1999

Year 2000 Issues
(Unaudited)

The fund could be adversely affected if the computer systems used by The Dreyfus Corporation and the fund's other service providers do not properly process and calculate date-related information from and after January 1, 2000. The Dreyfus Corporation is working to avoid Year 2000- related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by Year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.

      Contents

      THE FUND
--------------
    2  Letter from the President
    3  Discussion of Fund Performance
    6  Statement of Investments
   20  Statement of Financial Futures
   21  Statement of Assets and Liabilities
   22  Statement of Operations
   23  Statement of Changes in Net Assets
   24  Financial Highlights
   25  Notes to Financial Statements
   FOR MORE INFORMATION
-----------------------
       Back Cover

                        Dreyfus     The Fund
             S&P 500 Index Fund



LETTER FROM THE PRESIDENT
-------------------------
Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus S&P 500 Index Fund, covering the six-month period from November 1, 1998 through April 30, 1999. Inside, you'll find valuable information about how the Fund was managed during the reporting period, including a discussion with the Fund's portfolio managers, Steve Falci and Jocelin Reed.

The past six months have been rewarding for many equity investors. Strong economic growth, low inflation and high levels of consumer spending supported continued strength in the stocks of many large companies. The Federal Reserve Board's lowering of short-term interest rates in the fall of 1998 appears to have helped U.S. businesses withstand the effects of economic weakness in Japan, Asia and Latin America. As a result, several major market indices set new records, including the Dow Jones Industrial Average's first-ever close above the 10,000 level. The broader S&P 500 Index and the technology-laden NASDAQ Index also recorded new highs.

Yet, until near the end of the six-month period, the stock market's advance remained relatively narrow, confined to a handful of highly valued growth and technology stocks. In April, however, some previously out-of-favor market sectors rallied strongly, including large-cap cyclical companies as well as some small- and midcap stocks.

We appreciate your confidence over the past six months, and we look forward to your continued participation in Dreyfus S&P 500 Index Fund.

Sincerely,

/s/Stephen E. Canter

Stephen E. Canter
President and Chief Investment Officer
The Dreyfus Corporation
May 13, 1999

DISCUSSION OF FUND PERFORMANCE
------------------------------
Steve Falci and Jocelin Reed, Portfolio Managers

How did Dreyfus S&P 500 Index Fund perform relative to its benchmark?

For the six-month period ended April 30, 1999, Dreyfus S&P 500 Index Fund produced a total return of 21.98%.1 The Standard & Poor's 500 Composite Stock Price Index (the "Index"), produced a 22.31% return for the same time period.2 The difference in returns is accounted for by transaction costs and other Fund operating expenses.

What is the Fund's investment approach?

As an index fund, we seek to match the total return of the Index. To reach that goal, the Fund generally invests in all 500 stocks in the Index in proportion to their weighting in the Index. Often considered a barometer for the stock market in general, the Index is made up of 500 widely held common stocks. It is dominated by large blue chip stocks, which, when combined, cover nearly 75% of the total U.S. market capitalization.

However, it is important to note that the Index is not composed of the 500 largest companies; rather, it is designed to capture the returns of many different sectors of the U.S. economy. Generally speaking, it is composed of 400 industrial, 40 utility, 40 financial and 20 transportation stocks. Each stock is weighted by its market capitalization; that is, larger companies have greater representation in the Index than smaller ones. The Fund may also use stock index futures as a substitute for the sale or purchase of stocks.

Dreyfus S&P 500 Index Fund uses a passive management approach: all investment decisions are made based on the Fund's objective, which is to seek to match the performance of the Index. The Fund does not attempt to manage market volatility.

                                                                The Fund     3

What other factors influenced the Fund's performance?

Continuing the trend that has existed for some time now, the Index was driven higher by an increasingly narrow list of highly priced growth stocks. In fact, the portfolio, mirroring the Index, benefited most notably from two holdings. The first is Microsoft, the Index's (and, accordingly, the Fund's) second largest holding as of April 30, 1999. The second is America Online, a stock that was added to the Index in December 1998. In fact, these two stocks performed so well that they are credited with producing a full third of the Index's advance in the first quarter of 1999.

In terms of the strongest performing groups within the Index during the period, the largest gains came from the financial group, which includes investment management and consumer finance companies, and the transportation area, including airline and air freight companies. In addition, the Index's holdings within the broadcast/media area provided strong returns, as did many of its retail apparel stocks.

On the other hand, the poorest performing returns of the Index, and therefore of the Fund as well, were generated from its tobacco holdings, primarily due to litigation problems. In addition, the stocks of food distributing companies as well as manufactured housing and engineering and construction firms provided disappointing returns.

What is the Fund's current strategy?

Because the Fund is an index fund, its goal is to replicate the returns of the Index. To understand how index investing works, it's important to recognize the differences associated with a passive index manager and an active manager. The active manager typically makes decisions about buying and selling stocks based on economic, financial and market conditions. The passive index manager, on the other hand, buys and holds the stocks in the index in an effort to match its returns.

A key advantage of indexing stocks is the lower costs incurred for professional research. Because the Fund's security selection is based strictly on the Index, the Fund is able to avoid costly proprietary research.

Another notable characteristic of an index fund is its buy-and-hold strategy. As a result of low trading volumes, index funds often incur lower transaction costs and realize fewer taxable capital gains. The lower costs mean more of the Fund's return can be paid to shareholders, and fewer realized capital gains may translate into lower income taxes for investors.

May 13, 1999

1 Total return includes reinvestment of dividends and any capital gains paid.
2 SOURCE: LIPPER ANALYTICAL SERVICES, INC. -- Reflects the reinvestment of income dividends and, where applicable, capital gain distributions. The Standard & Poor's 500 Composite Stock Price Index is widely accepted unmanaged index of U.S. stock market performance.

                                                                The Fund     5

STATEMENT OF INVESTMENTS
April 30, 1999 (Unaudited)

--------------------------------------------------------------------------
Common Stocks--97.5%                                  Shares     Value ($)
--------------------------------------------------------------------------
Basic Industries--3.0%
Air Products & Chemicals                              51,400    2,415,800
Armstrong World Industries                             9,000      492,750
Avery Dennison                                        26,000    1,774,500
Ball                                                   6,900      379,069
Bemis                                                 11,700      409,500
Boise Cascade                                         12,600      507,150
Centex                                                13,300      486,281
Champion International                                21,400    1,170,313
Crown Cork & Seal                                     27,400      890,500
Danaher                                               30,000    1,993,125
Dow Chemical                                          49,600    6,506,900
duPont (E.I.) deNemours & Co.                        252,200   17,811,625
Eastman Chemical                                      17,800      991,238
Engelhard                                             32,100      615,919
FMC                                                    7,400 a    481,000
Fluor                                                 16,900      564,038
Fort James                                            49,400    1,877,200
Fortune Brands                                        38,300    1,512,850
Foster Wheeler                                         9,100      122,850
Georgia Pacific                                       19,700    1,822,250
Grace (W.R.) & Co.                                    16,500      262,969
Great Lakes Chemical                                  13,200      631,125
Hercules                                              22,500      850,781
International Paper                                   68,800    3,667,900
Kaufman & Broad Home                                  10,700      260,144
Louisiana Pacific                                     24,300      505,744
Masco                                                 76,000    2,232,500
Mead                                                  22,800      953,325
Morton International                                  27,100    1,094,163
Nalco Chemical                                        14,700      537,469
Occidental Petroleum                                  77,500    1,564,531
Owens-Corning                                         12,200      434,625
Owens-Illinois                                        34,800 a  1,009,200
PPG Industries                                        39,400    2,558,538
Potlach                                                6,500      269,344
Praxair                                               35,300    1,826,775
Rohm & Haas                                           37,500    1,680,469

--------------------------------------------------------------------------
Common Stocks (continued)                             Shares     Value ($)
--------------------------------------------------------------------------

Basic Industries (continued
Sealed Air                                           18,732     1,139,140
Sherwin-Williams                                     38,500     1,198,313
Sigma-Aldrich                                        22,500       731,250
Temple-Inland                                        12,500       862,500
Tenneco                                              38,100     1,028,700
Union Camp                                           15,500     1,230,313
Union Carbide                                        29,800     1,545,875
Westvaco                                             22,500       672,188
Weyerhaeuser                                         44,600     2,993,775
Willamette Industries                                24,900     1,164,075
                                                               75,730,589
Capital Goods--27.6%
Adobe Systems                                        13,600       861,900
Advanced Micro Devices                               32,400 a     532,575
Allegheny Teledyne                                   43,954       983,471
AlliedSignal                                        124,800     7,332,000
America Online                                      230,100 a  32,846,775
Andrew                                               18,550 a     258,541
Apple Computer                                       30,600 a   1,407,600
Applied Materials                                    82,700 a   4,434,788
Ascend Communications                                48,600 a   4,695,975
Autodesk                                             13,300       395,675
Automatic Data Processing                           138,000     6,141,000
BMC Software                                         52,800 a   2,273,700
Boeing                                              210,098     8,535,231
Briggs & Stratton                                     5,300       349,469
Browning-Ferris Industries                           35,400     1,411,575
Cabletron Systems                                    38,600       364,288
Case                                                 16,600       574,775
Caterpillar                                          80,300     5,169,313
Cendant                                             176,070 a   3,169,260
Ceridian                                             32,000 a   1,172,000
Cisco Systems                                       353,750 a  40,349,609
Compaq Computer                                     377,884     8,431,537
Computer Associates International                   120,650     5,150,247
Computer Sciences                                    35,600     2,120,425
Compuware                                            82,300     2,006,063

                                                            The Fund     7

--------------------------------------------------------------------------
Common Stocks (continued)                             Shares     Value ($)
--------------------------------------------------------------------------

Capital Goods (continued)
Cooper Industries                                     20,700     1,001,363
Crane                                                 15,325       443,467
Cummins Engine                                         9,400       502,900
Data General                                          11,200 a     130,900
Deere & Co.                                           53,400     2,296,200
Dell Computer                                        570,000 a  23,476,875
Deluxe                                                18,000       623,250
Dover                                                 50,000     1,846,875
Dun & Bradstreet                                      37,000     1,359,750
EG&G                                                  10,000       312,500
EMC                                                  112,400 a  12,244,575
Eaton                                                 16,000     1,467,000
Electronic Data Systems                              110,400     5,934,000
Emerson Electric                                      98,000     6,321,000
Equifax                                               33,000     1,185,938
First Data                                            99,200     4,209,800
Gateway 2000                                          35,000 a   2,316,563
General Dynamics                                      28,400     1,995,100
General Electric                                     734,000    77,437,000
Genuine Parts                                         40,300     1,209,000
Goodrich (B.F.)                                       16,700       663,825
Grainger (W.W.)                                       21,300     1,068,994
H&R Block                                             21,900     1,053,938
Harnischfeger Industries                              10,600       103,350
Harris                                                17,700       611,756
Hewlett-Packard                                      227,400    17,936,175
Honeywell                                             28,200     2,671,950
IMS Health                                            71,400     2,142,000
ITT Industries                                        20,700       745,200
Ikon Office Solutions                                 33,100       399,269
Illinois Tool Works                                   56,000     4,312,000
Ingersoll-Rand                                        36,800     2,546,100
Intel                                                746,800    45,694,825
International Business Machines                      206,700    43,239,056
Interpublic Group Cos.                                31,150     2,416,072
KLA-Tencor                                            19,700 a     977,613
LSI Logic                                             31,700 a   1,077,800

--------------------------------------------------------------------------
Common Stocks (continued)                             Shares     Value ($)
--------------------------------------------------------------------------

Capital Goods (continued)
Lockheed Martin                                       87,900     3,785,194
Lucent Technologies                                  592,100    35,600,013
McDermott International                               13,200       382,800
McKesson HBOC                                         62,077     2,172,695
Micron Technology                                     55,500     2,060,438
Microsoft                                          1,130,500 a  91,923,734
Milacron                                               8,600       197,800
Millipore                                              9,900       303,806
Minnesota Mining & Manufacturing                      90,000     8,010,000
Motorola                                             134,400    10,768,800
National Semiconductor                                37,400 a     467,500
Northern Telecom                                     148,620    10,134,026
Northrop Grumman                                      15,400       984,638
Novell                                                75,600 a   1,682,100
Omnicom Group                                         37,800     2,740,500
Oracle                                               322,500 a   8,727,656
Pall                                                  27,900       514,406
Parametric Technology                                 59,900 a     782,444
Parker-Hannifin                                       24,250     1,138,234
Paychex                                               36,700     1,873,994
PeopleSoft                                            52,200 a     714,488
Perkin-Elmer                                          11,200     1,211,000
Pitney Bowes                                          61,100     4,273,181
Raychem                                               17,300       457,369
Raytheon, Cl. B                                       75,500     5,303,875
Rockwell International                                42,500     2,194,063
Ryder System                                          16,100       424,638
Scientific-Atlanta                                    16,900       536,575
Seagate Technology                                    54,600 a   1,521,975
Service Corp. International                           61,200     1,269,900
Shared Medical Systems                                 6,000       325,875
Silicon Graphics                                      42,000 a     535,500
Snap-On                                               13,200       429,825
Solectron                                             56,300     2,730,550
Stanley Works                                         19,913       606,102
Sun Microsystems                                     172,600 a  10,323,638
3COM                                                  80,400 a   2,100,450

                                                              The Fund   9

--------------------------------------------------------------------------
Common Stocks (continued)                             Shares     Value ($)
--------------------------------------------------------------------------

Capital Goods (continued)
Tektronix                                             10,500       254,625
Tellabs                                               43,500 a   4,765,969
Texas Instruments                                     87,400     8,925,725
Textron                                               35,500     3,270,438
Thermo Electron                                       35,600 a     571,825
Thomas & Betts                                        12,700       533,400
Timken                                                13,900       310,144
Tyco International                                   182,860    14,857,373
Unisys                                                58,400 a   1,835,950
United Technologies                                   50,600     7,330,675
Waste Management                                     134,100     7,576,650
Xerox                                                146,900     8,630,375
                                                               693,014,702
Consumer Cyclical--12.9%
Albertson's                                           55,000     2,832,500
American Greetings, Cl. A                             15,700       411,144
American Stores                                       61,600     1,944,250
AutoZone                                              33,600 a   1,008,000
Black & Decker                                        19,700     1,117,975
Brunswick                                             20,600       494,400
CBS                                                  158,200     7,207,988
CVS                                                   87,400     4,162,425
Carnival                                             137,300     5,663,625
Circuit City Group                                    22,500     1,383,750
Clear Channel Communications                          59,000 a   4,100,500
Comcast, Cl. A                                        82,800     5,438,925
Consolidated Stores                                   24,500 a     842,188
Cooper Tire and Rubber                                17,000       372,938
Costco Cos.                                           48,900 a   3,957,844
Dana                                                  37,159     1,751,118
Darden Restaurants                                    30,900       689,456
Dayton Hudson                                         98,700     6,643,744
Dillard's, Cl. A                                      23,900       661,731
Disney (Walt)                                        460,500    14,620,875
Dollar General                                        39,650     1,390,228
Donnelley (R.R.) & Sons                               30,100     1,064,788
Dow Jones & Co                                        21,000     1,144,500

10

--------------------------------------------------------------------------
Common Stocks (continued)                             Shares     Value ($)
--------------------------------------------------------------------------

Consumer Cyclical (continued)
Federated Department Stores                           47,000 a   2,194,313
Fleetwood Enterprises                                  7,800       192,563
Ford Motor                                           271,000    17,327,063
Fruit Of The Loom, Cl. A                              16,200 a     173,138
Gannett                                               63,100     4,468,269
Gap                                                  127,650     8,496,703
General Instrument                                    37,500 a   1,368,750
General Motors                                       146,600    13,038,238
Goodyear Tire & Rubber                                34,900     1,995,844
Great Atlantic & Pacific                               8,600       264,450
Harcourt General                                      15,900       758,231
Harrah's Entertainment                                28,300 a     622,600
Hasbro                                                44,000     1,501,500
Hilton Hotel                                          58,400       912,500
Home Depot                                           330,202    19,791,482
Johnson Controls                                      19,000     1,385,813
Jostens                                                7,900       169,356
K mart                                               110,400 a   1,642,200
King World Productions                                16,000 a     564,000
Knight-Ridder                                         17,600       947,100
Kohl's                                                35,500 a   2,358,531
Kroger                                                57,400 a   3,117,538
Limited                                               50,700     2,218,125
Liz Claiborne                                         14,500       479,406
Longs Drug Stores                                      8,700       299,063
Lowes                                                 83,200     4,388,800
Marriott International, Cl. A                         54,400     2,278,000
Mattel                                                64,400     1,666,350
May Department Stores                                 78,450     3,123,291
Maytag                                                20,200     1,381,175
McDonald's                                           303,100    12,843,863
McGraw-Hill Cos.                                      44,100     2,436,525
MediaOne Group                                       135,900 a  11,084,344
Meredith                                              11,700       429,244
Meyer (Fred)                                          34,800 a   1,883,550
Mirage Resorts                                        40,300 a     904,231
Moore                                                 19,800       198,000

                                                              The Fund   11

--------------------------------------------------------------------------
Common Stocks (continued)                             Shares     Value ($)
--------------------------------------------------------------------------

Consumer Cyclical (continued)
NIKE, Cl. B                                           63,300     3,936,469
Navistar International                                14,800 a     774,225
New York Times, Cl. A                                 40,900     1,411,050
Nordstrom                                             31,800     1,118,963
PACCAR                                                17,500       980,000
Penney (J.C.)                                         59,000     2,691,875
Pep Boys-Manny, Moe & Jack                            11,800       168,888
Reebok International                                  12,600 a     237,038
Rite Aid                                              58,000     1,352,125
Russell                                                8,100       179,213
Safeway                                              108,900     5,873,794
Seagram                                               89,400     5,129,325
Sears, Roebuck & Co.                                  85,800     3,946,800
Springs Industries                                     4,000       149,500
Staples                                              103,250 a   3,097,500
Supervalu                                             26,900       561,538
Sysco                                                 74,600     2,214,688
TJX                                                   72,400     2,411,825
TRW                                                   26,800     1,123,925
Tandy                                                 22,200     1,608,113
Time Warner                                          274,800    19,236,000
Times Mirror, Cl. A                                   15,300       895,050
Toys R Us                                             56,200     1,222,350
Tribune                                               26,600     2,219,438
Tricon Global Restaurants                             34,210 a   2,202,269
V.F                                                   26,900     1,385,350
Viacom, Cl. B                                        155,800 a   6,368,325
Wal-Mart Stores                                      996,100    45,820,600
Walgreen                                             223,600     6,009,250
Wendy's International                                 27,900       755,044
Whirlpool                                             17,000     1,128,375
Winn-Dixie Stores                                     33,300     1,192,556
                                                               325,210,502
Consumer Staples--8.1%
Alberto-Culver, Cl. B                                 12,800       318,400
Anheuser-Busch                                       107,100     7,831,688
Archer Daniels Midland                               132,620     1,989,300

12

--------------------------------------------------------------------------
Common Stocks (continued)                             Shares     Value ($)
--------------------------------------------------------------------------

Consumer Staples (continued)
Avon Products                                         58,836     3,195,530
Bestfoods                                             64,000     3,212,000
Brown-Forman, Cl. B                                   15,300     1,127,419
Campbell Soup                                         99,600     4,083,600
Clorox                                                26,200     3,022,825
Coca-Cola                                            552,200    37,549,600
Coca-Cola Enterprises                                 87,800     3,029,100
Colgate-Palmolive                                     65,600     6,719,900
ConAgra                                              109,600     2,726,300
Coors (Adolph), Cl. B                                  8,200       438,700
Eastman Kodak                                         72,600     5,417,775
Ecolab                                                29,000     1,216,188
General Mills                                         34,400     2,515,500
Gillette                                             248,500    12,968,594
Heinz (H.J.)                                          81,000     3,781,688
Hershey Foods                                         32,100     1,689,263
International Flavors & Fragrances                    23,800       940,100
Kellogg                                               90,800     3,359,600
Kimberly-Clark                                       121,400     7,443,338
NACCO Industries, Cl. A                                1,800       145,463
National Service Industries                            9,200       358,225
Newell Rubbermaid                                     62,962     2,986,760
PepsiCo                                              328,700    12,141,356
Philip Morris                                        545,400    19,123,088
Pioneer Hi-Bred International                         53,600     2,003,300
Polaroid                                               9,800       202,125
Procter & Gamble                                     297,400    27,899,838
Quaker Oats                                           30,500     1,969,156
RJR Nabisco Holdings                                  72,800     1,874,600
Ralston Purina Group                                  73,600     2,244,800
Sara Lee                                             204,300     4,545,675
Tupperware                                            12,900       305,569
UST                                                   41,700     1,162,388
Unilever, N.V.                                       143,400     9,312,038
Wrigley, (Wm) Jr                                      26,000     2,305,875
                                                               203,156,664

                                                              The Fund   13

--------------------------------------------------------------------------
Common Stocks (continued)                             Shares     Value ($)
--------------------------------------------------------------------------

Energy--6.7%
Amerada Hess                                          20,200     1,151,400
Anadarko Petroleum                                    27,000     1,024,313
Apache                                                21,900       672,056
Ashland                                               16,700       705,575
Atlantic Richfield                                    73,000     6,127,438
Baker Hughes                                          73,190     2,186,551
Burlington Resources                                  39,745     1,830,754
Chevron                                              146,100    14,573,475
Coastal                                               47,600     1,820,700
Columbia Energy Group                                 18,700       898,769
Consolidated Natural Gas                              21,500     1,279,250
Eastern Enterprises                                    5,000       179,688
Enron                                                 77,500     5,831,875
Exxon                                                544,600    45,235,838
Halliburton                                           98,500     4,198,563
Helmerich & Payne                                     11,100       285,825
Kerr-McGee                                            19,365       820,592
Mobil                                                174,700    18,299,825
Nicor                                                 10,700       389,213
ONEOK                                                  7,100       198,356
Peoples Energy                                         7,900       295,263
Phillips Petroleum                                    57,000     2,885,625
Rowan Cos.                                            18,800 a     300,800
Royal Dutch Petroleum                                480,300    28,187,606
Schlumberger                                         122,300     7,811,913
Sempra Energy                                         53,766     1,115,645
Sonat                                                 24,600       879,450
Sunoco                                                21,000       750,750
Texaco                                               119,700     7,511,175
USX-Marathon Group                                    68,900     2,153,125
Union Pacific Resources Group                         56,210       786,940
Unocal                                                54,100     2,248,531
Williams Cos.                                         95,800     4,526,550
                                                               167,163,429
Health Care--10.9%
ALZA                                                  22,400 a     751,800
Abbott Laboratories                                  340,000    16,468,750

--------------------------------------------------------------------------
Common Stocks (continued)                             Shares     Value ($)
--------------------------------------------------------------------------

Health Care (continued)
Allergan                                              14,800     1,330,150
American Home Products                               295,200    18,007,200
Amgen                                                114,000 a   7,003,875
Bard (C.R.)                                           12,000       588,000
Bausch & Lomb                                         12,600       945,000
Baxter International                                  64,100     4,038,300
Becton, Dickinson & Co.                               55,800     2,075,063
Biomet                                                25,200     1,033,200
Boston Scientific                                     88,000 a   3,745,500
Bristol-Myers Squibb                                 445,100    28,291,669
Cardinal Health                                       60,950     3,645,572
Columbia/HCA Healthcare                              144,550     3,568,578
Guidant                                               67,500     3,623,906
HCR Manor Care                                        24,800 a     688,200
HEALTHSOUTH                                           94,800 a   1,273,875
Humana                                                37,500 a     510,938
Johnson & Johnson                                    301,200    29,367,000
Lilly (Eli)                                          246,300    18,133,838
Mallinckrodt Group                                    16,000       561,000
Medtronic                                            130,900     9,416,619
Merck & Co.                                          533,600    37,485,400
Monsanto                                             140,300     6,348,575
Pfizer                                               290,700    33,448,669
Pharmacia & Upjohn                                   113,800     6,372,800
Schering-Plough                                      329,200    15,904,475
St. Jude Medical                                      18,900 a     526,838
Tenet Healthcare                                      69,500     1,641,938
United Healthcare                                     41,700     2,340,413
Warner-Lambert                                       184,000    12,500,500
Watson Pharmaceuticals                                21,300       862,650
                                                               272,500,291
Interest Sensitive--16.2%
Aetna                                                 31,979     2,804,159
Allstate                                             183,800     6,685,725
American Express                                     101,400    13,251,713
American General                                      56,445     4,176,930
American International Group                         275,090    32,305,882

                                                              The Fund   15

--------------------------------------------------------------------------
Common Stocks (continued)                             Shares     Value ($)
--------------------------------------------------------------------------

Interest Sensitive (continued)
Amsouth Bancorp                                        26,600     1,265,163
Aon                                                    38,050     2,606,425
Associates First Capital, Cl. A                       163,038     7,224,621
BB&T                                                   69,600     2,779,650
BANKBOSTON                                             66,400     3,253,600
BankAmerica                                           387,652    27,910,944
Bank of New York                                      170,400     6,816,000
Bank One                                              263,404    15,540,836
Bankers Trust                                          21,300     1,918,331
Bear Stearns Cos.                                      24,955     1,163,527
CIGNA                                                  46,300     4,036,781
Capital One Financial                                  14,700     2,553,206
Chase Manhattan                                       189,500    15,681,125
Chubb                                                  36,500     2,162,625
Cincinnati Financial                                   37,400     1,510,025
Citigroup                                             505,793    38,060,923
Comerica                                               34,800     2,264,175
Conseco                                                71,803     2,266,282
Countrywide Credit Industries                          25,200     1,141,875
Federal Home Loan Mortgage                            152,000     9,538,000
Federal National Mortgage Association                 232,300    16,478,781
Fifth Third Bancorp                                    59,600     4,272,575
First Union                                           221,890    12,287,159
Firstar                                               154,600     4,647,663
Fleet Financial Group                                 127,300     5,481,856
Franklin Resources                                     56,600     2,264,000
Golden West Financial                                  12,800     1,281,600
Hartford Financial Services Group                      52,300     3,082,431
Household International                               108,145     5,441,045
Huntington Bancshares                                  47,230     1,673,713
Jefferson Pilot                                        23,750     1,600,156
Keycorp                                               102,000     3,155,625
Lehman Brothers Holdings                               25,500     1,416,844
Lincoln National                                       22,600     2,171,013
Loews                                                  25,500     1,866,281
MBIA                                                   22,300     1,499,675
MBNA                                                  179,625     5,063,180

16

--------------------------------------------------------------------------
Common Stocks (continued)                             Shares     Value ($)
--------------------------------------------------------------------------

Interest Sensitive (continued)
MGIC Investment                                       24,500     1,189,781
Marsh & McLennan Cos.                                 57,600     4,410,000
Mellon Bank                                           58,500     4,347,281
Mercantile Bancorp                                    35,200     2,006,400
Merrill Lynch & Co.                                   79,500     6,673,031
Morgan (J.P.)                                         39,200     5,282,200
Morgan Stanley, Dean Witter & Co.                    129,380    12,832,879
National City                                         73,100     5,244,925
Northern Trust                                        24,900     2,318,813
PNC Bank                                              67,400     3,900,775
Progressive                                           16,200     2,324,700
Provident Cos.                                        30,300     1,193,063
Providian Financial                                   31,750     4,097,734
Pulte                                                  9,700       219,463
Regions Financial                                     49,500     1,868,625
Republic New York                                     24,000     1,410,000
SLM Holding                                           37,100     1,583,706
St. Paul Companies                                    52,794     1,514,528
Safeco                                                30,500     1,212,375
Schwab (Charles)                                      89,850     9,861,038
SouthTrust                                            37,000     1,474,219
State Street                                          36,000     3,150,000
Summit Bancorp                                        38,900     1,648,388
SunTrust Banks                                        71,800     5,133,700
Synovus Financial                                     59,850     1,324,181
Torchmark                                             31,400     1,073,488
Transamerica                                          27,900     1,987,875
U.S. Bancorp                                         163,248     6,050,379
UNUM                                                  31,000     1,693,375
Union Planters                                        30,800     1,318,625
Wachovia                                              45,400     3,989,525
Washington Mutual                                    132,860     5,463,868
Wells Fargo                                          368,300    15,905,956
                                                               406,307,016
Mining and Metals--.7%
ASARCO                                                 8,900       163,538
Alcan Aluminium                                       51,000     1,619,250

                                                              The Fund   17

--------------------------------------------------------------------------
Common Stocks (continued)                             Shares     Value ($)
--------------------------------------------------------------------------

Mining and Metals (continued)
Alcoa                                                 82,200     5,116,950
Barrick Gold                                          83,600     1,682,450
Battle Mountain Gold                                  51,500       144,844
Bethlehem Steel                                       29,100 a     265,538
Cyprus Amax Minerals                                  20,400       313,650
Freeport-McMoRan Copper, Cl. B                        37,100       568,094
Homestake Mining                                      58,400       558,450
Inco                                                  37,200       713,775
Newmont Mining                                        37,425       900,539
Nucor                                                 19,600     1,150,275
Phelps Dodge                                          13,000       822,250
Placer Dome                                           56,000       791,000
Reynolds Metals                                       14,400       898,200
USX-U.S. Steel                                        19,800       598,950
Worthington Industries                                20,700       285,919
                                                                16,593,672
Transportation--1.0%
AMR                                                   40,800 a   2,848,350
Burlington Northern Santa Fe                         105,100     3,849,288
CSX                                                   48,600     2,393,550
Delta Air Lines                                       31,700     2,010,969
FDX                                                   33,160 a   3,732,573
Kansas City Southern Industries                       24,500     1,459,281
Laidlaw                                               74,000       467,125
Norfolk Southern                                      84,900     2,775,169
Southwest Airlines                                    75,375     2,454,398
US Airways Group                                      19,600 a   1,066,975
Union Pacific                                         55,400     3,324,000
                                                                26,381,678
Utilities--10.4%
AT&T                                                 704,929    35,598,916
AES                                                   42,900 a   2,145,000
ALLTEL                                                61,600     4,154,150
AirTouch Communications                              128,100 a  11,961,338
Ameren                                                30,700     1,187,706
American Electric Power                               42,900     1,777,669

18

--------------------------------------------------------------------------
Common Stocks (continued)                             Shares     Value ($)
--------------------------------------------------------------------------

Utilities (continued)
Ameritech                                            246,200    16,849,313
Baltimore Gas & Electric                              33,400       939,375
Bell Atlantic                                        347,736    20,038,287
BellSouth                                            436,800    19,546,800
CINergy                                               35,500     1,058,344
CMS Energy                                            22,100       972,400
Carolina Power & Light                                33,900     1,366,594
Central & Southwest                                   47,600     1,181,075
Century Telephone Enterprises                         30,900     1,243,725
Consolidated Edison                                   52,200     2,371,838
Corning                                               52,000     2,977,000
DTE Energy                                            32,500     1,326,406
Dominion Resources                                    43,800     1,801,275
Duke Energy                                           81,094     4,541,264
Edison International                                  79,000     1,935,500
Entergy                                               55,200     1,725,000
FPL Group                                             40,500     2,283,188
FirstEnergy                                           53,100     1,576,406
Frontier                                              38,400     2,119,200
GPU                                                   28,700     1,094,188
GTE                                                  216,200    14,471,888
MCI WorldCom                                         410,660    33,751,119
NEXTEL Communications, Cl. A                          64,400 a   2,636,375
New Century Energies                                  25,600       896,000
Niagara Mohawk Power                                  42,000 a     561,750
Northern States Power                                 34,200       825,075
PG&E                                                  85,700     2,662,056
PP&L Resources                                        33,900       947,081
PECO Energy                                           50,200     2,381,363
PacifiCorp                                            66,600     1,111,388
Public Service Enterprise Group                       50,000     2,000,000
Reliant Energy                                        63,766     1,805,375
SBC Communications                                   438,138    24,535,728
Southern                                             156,200     4,227,163
Sprint (FON Group)                                   100,100    10,266,506
Sprint (PCS Group)                                    98,550     4,176,056

                                                              The Fund   19

--------------------------------------------------------------------------
Common Stocks (continued)                             Shares     Value ($)
--------------------------------------------------------------------------

Utilities (continued)
Texas Utilities                                       63,197       2,512,081
U S West                                             112,702       5,895,723
UniCom                                                48,600       1,886,288
                                                                 261,320,972
Total Common Stocks
   (cost $1,445,154,910)                                       2,447,379,515


----------------------------------------------------------------------------
                                                   Principal
Short-Term Investments--2.4%                       Amount ($)       Value ($)
----------------------------------------------------------------------------
U.S. Treasury Bills--.3%
   4.17%, 7/8/1999                                 7,000,000 b     6,941,949
Repurchase Agreements--2.1%
   Warburg Dillon Read, 4.80% dated
   4/30/1999, due 5/3/1999 in the amount
   of $52,696,070 (fully collateralized by
   $54,245,000 U.S. Treasury Bills,
   7/15/1999, value $53,729,673)                  52,675,000      52,675,000
Total Short-Term Investments
   (cost $59,619,863)                                             59,616,949
----------------------------------------------------------------------------
Total Investments (cost $1,504,774,773)                99.9%   2,506,996,464
Cash and Receivables (Net)                               .1%       3,805,190
Net Assets                                            100.0%   2,510,801,654

(a) Non-income producing.
(b) Partially held by the custodian in a segregated account as collateral for open financial futures positions.

---------------------------------------------------------------------------------------------
Statement of Financial Futures                                     April 30, 1999 (Unaudited)

                            Market\ Value                                           Unrealized
                                  Covered                                         Depreciation
Financial Futures Purchased     Contracts     by Contracts ($)     Expiration     at 4/30/99($)
---------------------------------------------------------------------------------------------
Standard & Poor's 500               181        60,476,625           June '99         (589,250)

See notes to financial statements

STATEMENT OF ASSETS AND LIABILITIES
April 30, 1999 (Unaudited)


--------------------------------------------------------------------------------------
                                                                    Cost         Value
--------------------------------------------------------------------------------------

Assets ($):
Investments in securities--See Statement of Investments--
   Note 1(b)                                               1,504,774,773  2,506,996,464
Cash                                                                          4,073,494
Receivable for shares of Common Stock subscribed                              2,109,726
Dividends and interest receivable                                             1,884,894
Receivable for investment securities sold                                       650,309
                                                                          2,515,714,887
--------------------------------------------------------------------------------------
Liabilities ($):
Due to The Dreyfus Corporation                                                  506,725
Due to Distributor                                                              506,725
Payable for shares of Common Stock redeemed                                   2,000,961
Payable for investment securities purchased                                   1,390,672
Payable for futures variation margin--See Note 4(a)                             508,150
                                                                              4,913,233
--------------------------------------------------------------------------------------
Net Assets ($)                                                            2,510,801,654
--------------------------------------------------------------------------------------
Composition of Net Assets ($)
Paid-in capital                                                           1,487,273,202
Accumulated undistributed investment income--net                              4,973,839
Accumulated net realized gain (loss) on investments                          16,922,172
Accumulated net unrealized appreciation (depreciation)
   on investments [including ($589,250) net unrealized
   (depreciation) on financial futures]--Note 4(b)                        1,001,632,441
--------------------------------------------------------------------------------------
Net Assets ($)                                                            2,510,801,654
Shares Outstanding
(200 million shares of $.001 par value Common Stock authorized)              63,459,953
Net Asset Value, offering and redemption price per share--Note 3(c)($)            39.57

See notes to financial statements.

                                                                The Fund     21

STATEMENT OF OPERATIONS
Six Months Ended April 30, 1999

-------------------------------------------------------------------------------
Investment Income ($)
-------------------------------------------------------------------------------
Income:
Cash dividends (net of $20,617 foreign taxes withheld at source)     13,525,857
Interest                                                              1,742,962
Total Income                                                         15,268,819
Expenses:
Management fee--Note 3(a)                                             2,696,538
Shareholder servicing costs--Note 3(b)                                2,696,538
Loan commitment fees--Note 2                                              4,287
Total Expenses                                                        5,397,363
Investment Income--Net                                                9,871,456
-------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments--Note 4:
Net realized gain (loss) on investments                               8,806,718
Net realized gain (loss) on financial futures                        12,213,886
Net Realized Gain (Loss)                                             21,020,604
Net unrealized appreciation (depreciation) on investments
   [including ($1,293,575) net unrealized depreciation on
   financial futures]                                               387,952,759
Net Realized and Unrealized Gain (Loss) on Investments              408,973,363
Net Increase in Net Assets Resulting From Operations                418,844,819

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASESTS


--------------------------------------------------------------------------------------------
                                                         Six Months Ended
                                                           April 30, 1999         Year Ended
                                                               (Unaudited)  October 31, 1998
--------------------------------------------------------------------------------------------
Operations ($):
Investment income--net                                          9,871,456         19,423,880
Net realized gain (loss) on investments                        21,020,604         (2,993,438)
Net unrealized appreciation (depreciation) of investments     387,952,759        278,533,830
Net Increase (Decrease) in Net Assets Resulting
   from Operations                                            418,844,819        294,964,272
---------------------------------------------------------------------------------------------
Dividends to Shareholders From ($):
Investment income--net                                        (21,016,765)       (14,501,384)
Net realized gain on investments                                       --        (22,551,895)
Total Dividends                                               (21,016,765)       (37,053,279)
---------------------------------------------------------------------------------------------
Capital Stock Transactions ($):
Net proceeds from shares sold                                 762,049,738      1,100,160,110
Dividends reinvested                                           19,813,206         35,192,667
Cost of shares redeemed                                      (512,651,081)      (828,953,361)
Increase (Decrease) in Net Assets from Capital Stock
   Transactions                                               269,211,863        306,399,416
Total Increase (Decrease) in Net Assets                       667,039,917        564,310,409
---------------------------------------------------------------------------------------------
Net Assets ($):
Beginning of Period                                         1,843,761,737      1,279,451,328
End of Period                                               2,510,801,654      1,843,761,737
Undistributed investment income-net                             4,973,839         16,119,148
---------------------------------------------------------------------------------------------
Capital Share Transactions (Shares):
Shares sold                                                    20,631,150         35,150,650
Shares issued for dividends reinvested                            545,219          1,245,223
Shares redeemed                                               (13,991,164)       (26,259,775)
Net Increase (Decrease) in Shares Outstanding                   7,185,205         10,136,098

See notes to financial statements.

                                                                The Fund     23

FINANCIAL HIGHLIGHTS

   The following table describes the performance for the fiscal periods indicated. Total return shows how much yourinvestment in the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the Fund's financial statements.

------------------------------------------------------------------------------------------------
                          Six Months Ended
                            April 30, 1999                 Year Ended October 31,
                                                ------------------------------------------------
                                (Unaudited)      1998      1997       1996      1995       1994
------------------------------------------------------------------------------------------------
Per-Share Data ($):
Net asset value,
   beginning of period                32.76       27.73       22.06      18.38    16.41    16.88
Investment Operations:
Investment income--net                  .15         .34         .34        .33      .36      .39
Net realized and unrealized gain
   (loss) on investments               7.02        5.46        6.37       3.89     3.36      .11
Total from Investment Operations       7.17        5.80        6.71       4.22     3.72      .50
Distributions:
Dividends from investment
   income--net                         (.36)       (.30)       (.38)      (.32)    (.42)    (.31)
Dividends from net realized
   gain on investments                   --        (.47)       (.66)      (.22)   (1.33)    (.66)
Total Distributions                    (.36)       (.77)      (1.04)      (.54)   (1.75)    (.97)
Net asset value, end of period        39.57       32.76       27.73      22.06    18.38    16.41
------------------------------------------------------------------------------------------------
Total Return (%)                      21.98*      21.34       31.46      23.41    25.68     3.14
------------------------------------------------------------------------------------------------
Ratios/Supplemental Data (%):
Ratio of operating expenses to
   average net assets                   .25*        .50         .50        .57      .55      .61
Ratio of net investment income
   to average net assets                .45*       1.14        1.52       1.90     2.75     2.26
Decrease reflected in above
   expense ratios due to
   undertakings by the
   Manager                               --          --         .05         --       --      .03
Portfolio Turnover Rate                8.16*       7.15        2.26       5.22     3.66    18.81
Net Assets, end of period
   ($ x 1,000)                    2,510,802   1,843,762   1,279,451    591,631  336,147  245,202

*  Not annualized.

See notes to financial statements.

NOTE 1--Significant Accounting Policies:

Dreyfus S&P 500 Index Fund (the "Fund") is a separate non-diversified series of Dreyfus Index Funds, Inc. (the "Company") which is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company and operates as a series company currently offering three series including the Fund. The Fund's investment objective is to provide investment results that correspond to the price and yield performance of publicly-traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Dreyfus Corporation ("Dreyfus") serves as the Fund's investment adviser. Dreyfus is a direct subsidiary of Mellon Bank, N.A. Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the Fund's shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each fund. Expenses directly attributable to each fund are charged to the fund's operations; expenses which are applicable to all funds are allocated among them on a pro rata basis.

The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities (including financial futures) are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors. Bid price is used when no asked price is available.


                                                                The Fund     25

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis.

The Fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Fund's Manager, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreements, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligations, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers it is the policy of the Fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

The Fund has unused capital loss carryover of approximately $229,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to October 31, 1998. If not applied, the carryover expires in fiscal 2006.

NOTE 2--Bank Line of Credit:

The Fund participates with other Dreyfus-managed funds in a $600 million redemption credit facility ("Facility") to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the Fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. During the period ended April 30, 1999, the Fund did not borrow under the Facility.

NOTE 3--Management Fee and Other Transactions
With Affiliates:

(a) Pursuant to an Investment Management agreement ("Agree-ment") with Dreyfus, the management fee is computed at the annual rate of .25 of 1% of the value of the Fund's average daily net assets, and is payable monthly. Under the terms of the Agreement, Dreyfus has agreed to pay all the expenses of the Fund, except brokerage commissions, taxes, interest, commitment fees, Shareholder Services Plan fees, fees and expenses of non-interested Directors (including counsel fees) and extraordinary expenses. In addition, Dreyfus is required to reduce its fees in an amount equal to the Fund's allocable portion of fees and expenses of the non-interested Directors (including counsel). Each Director receives an annual fee of $2,500 and an attendance fee of $500 per meeting and is reimbursed for travel and out-of-pocket expenses. The Chairman of the Board receives an additional 25% of such compensation. These fees pertain to the following funds:
Dreyfus S&P 500 Index Fund, Dreyfus International Stock Index Fund and Dreyfus Small Cap Stock Index Fund. These fees and expenses are charged and allocated to each series based on net assets. Amounts required to be paid by the Company directly to the non-interested Directors, that would be applied to offset a portion of the management fee payable to Dreyfus are in fact paid directly by Dreyfus to the non- interested Directors.

                                                                The Fund     27

(b) Under the Shareholder Services Plan, the Fund pays the Distributor for the provision of certain services a fee, at the annual rate of .25 of 1% of the value of the Fund's average daily net assets. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The distributor determines the amounts to be paid to Service Agents. During the period April 30, 1999, the Fund was charged $2,696,538 pursuant to the Shareholder Services Plan.

(c) A 1% redemption fee is charged and retained by the Fund on shares redeemed with six months following the date of issuance, including redemptions made through the use of the Fund Exchange privilege. During the period ended April 30, 1999, redemption fees amounted to $11,548.

NOTE 4--Securities Transactions:

(a) The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures during the period ended April 30, 1999 amounted to $407,793,109 and $171,996,645, respectively.

The Fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The Fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the Fund to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading.
28

Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the Fund recognizes a realized gain or loss. These investments require initial margin deposits with a custodian, which consist of cash or cash equivalents, up to approximately 10% of the contract amount. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open as of April 30, 1999, are set forth in the Statement of Financial Futures.

(b) At April 30, 1999, accumulated net unrealized appreciation on investments and financial futures was $1,001,632,441, consisting of $1,025,131,605 gross unrealized appreciation and $23,499,164 gross unrealized depreciation.

At April 30, 1999, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

                                                                The Fund     29

FOR MORE INFORMATION

Dreyfus S&P 500
Index Fund
200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

Boston Safe Deposit and Trust Company
One Boston Place
Boston, MA 02109

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
P.O. Box 9671
Providence, RI 02940

Distributor

Premier Mutual Fund Services, Inc.
60 State Street
Boston, MA 02109

To obtain information:

By telephone
Call 1-800-645-6561

By mail  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

By E-mail  Send your request to info@dreyfus.com

On the Internet Information can be viewed online or downloaded from: http://www.dreyfus.com


Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value

(c) 1999, Dreyfus Service Corporation  078SA994



Dreyfus International Stock Index Fund

SEMIANNUAL REPORT
April 30, 1999

Year 2000 Issues (Unaudited)

The fund could be adversely affected if the computer systems used by The Dreyfus Corporation and the fund's other service providers do not properly process and calculate date-related information from and after January 1, 2000. The Dreyfus Corporation is working to avoid Year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by Year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.

       Contents

      THE FUND
---------------
   2   Letter from the President
   3   Discussion of Fund Performance
   6   Statement of Investments
  26   Statement of Financial Futures
  27   Statement of Assets and Liabilities
  28   Statement of Operations
  29   Statement of Changes in Net Assets
  30   Financial Highlights
  31   Notes to Financial Statements

      FOR MORE INFORMATION
--------------------------
      Back Cover

Dreyfus International
Stock Index Fund

The Fund

LETTER FROM THE PRESIDENT
-------------------------
Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus International Stock Index Fund, covering the six-month period from November 1, 1998 through April 30, 1999. Inside, you'll find valuable information about how the Fund was managed during the reporting period, including a discussion with the Fund's portfolio manager, Susan Ellison.

Many regional economies showed marked improvement after many of the world's central banks lowered key short-term interest rates to stimulate economic growth. Less restrictive monetary policies especially helped prevent further economic deterioration in Japan, Asia, Latin America and Eastern Europe, where the worst of the global currency and credit crisis appears to be behind us. In contrast, some Western European economies slowed moderately after the formation of the European Monetary Union (EMU) and the debut of a new currency, the euro.

These economic conditions produced mixed results for international stocks. Stock markets in Japan, Asia and Latin America began to recover over the past six months, showing their first signs of real strength in over a year. European markets, on the other hand, provided disparate performance. For example, while Spain and the United Kingdom experienced higher stock prices on average, others, such as Germany, declined.

We appreciate your confidence over the past six months, and we look forward to your continued participation in Dreyfus International Stock Index Fund.

Sincerely,

/s/Stephen E. Canter

Stephen E. Canter
President and Chief Investment Officer
The Dreyfus Corporation
May 13, 1999

DISCUSSION OF FUND PERFORMANCE
------------------------------
Susan Ellison, Portfolio Manager

How did Dreyfus International Stock Index Fund perform during the period?

For the six-month period ended April 30, 1999, the Fund produced a total return of 15.23%,1 meeting the Fund's goal of mirroring the return of its benchmark, the Morgan Stanley Capital International Europe, Australasia, Far East ("MSCI-EAFE") Free Index, which reported a total return of 15.27% for the same period.2

What is the Fund's investment approach?

Over the past few years, many investors have come to view international investing as a means by which to improve diversification, and seek opportunities for growth outside the United States. Dreyfus International Stock Index Fund seeks to provide its shareholders with an effective, low-cost way to make a diversified investment in stock markets outside the United States. As an index Fund, its goal is to match the risk and return characteristics of its benchmark. Of course, investments in foreign securities involve special risks, such as currency fluctuations, political instability and different auditing and legal standards.

The MSCI-EAFE, Free Index is a broadly diversified international index composed of approximately 1,000 stocks that trade in 20 major markets outside the United States, including Great Britain, Germany and France in Europe, Japan, Hong Kong and Singapore in Asia, as well as Australia and New Zealand. Weighted by the market capitalization (the total value of all shares outstanding in a country's stock market) the top five countries in the index (Great Britain, Japan, Germany, France and Switzerland) represent approximately 71% of the total Index's value. The Index also represents broad diversification across industry groups, as those groups are represented in individual country markets.

In order to simplify management and control costs, the Fund attempts to match the Index's return, not duplicate its composition.
                                                              The Fund       3

The Fund starts by investing at the country level in proportion to a country's weighting in the Index. That means if the Japanese market comprises 20% of the Index, then approximately 20% of the Fund's investment will be in Japan. In addition, the Fund's industry allocation also matches that of the Index, in the proper proportion. For example, if a certain percentage of the market value in the British sub-index is comprised of financial service firms, then that same approximate percentage of the investment in the British market will also be in that sector. At the individual company level, the Fund invests in a carefully selected sample of the stocks that make up each country's index component. The Fund also invests in securities that represent the market as a whole, such as stock index futures, as well as managing its exposure to foreign currencies so that the Fund's currency profile matches the currency make-up of the Index.

What factors influenced the Fund's performance?

The economy in the United States continues to be a locomotive for global growth: growth in the U.S. over the period surprised even bullish analysts. Despite full employment, inflation has remained moderate. These factors have been especially important in helping the Latin American and Southeast Asian markets recover from the financial setback suffered last fall.

In addition, global merger and restructuring activity is on the rise, particularly within Europe, and Japan is addressing a number of its structural deficiencies through asset-sales, spin-offs and recapitalizations. Each of these moves has had a positive impact on stock market returns.

As an index fund, naturally, our results were dependent on the performance of the stock markets that make up the benchmark. During the semiannual period, economic and financial factors drove markets ahead in Japan 26.9%, Great Britain 16.8%, Australia 25.1% and the Netherlands 12.8%, which served to push the Index ahead as well. Recovery in several of the emerging markets was pronounced, with Hong Kong and Singapore up 27.9% and 50.8%, respectively. On the other hand, holdings in Switzerland (+0.9%), Belgium (-3.1%), and Spain (+3.1%), Germany (+4.1%), and France (+11.2%) lagged broader index averages.

What is the Fund's current strategy?

We believe that investment in an index fund offers investors a cost-effective, well-diversified approach to broad exposure in international stock markets. We intend to continue to follow our strategy of remaining fully invested in such a manner that the Fund mirrors the risk/return characteristics of the MSCI-EAFE Free Index.

May 13, 1999


1  Total return includes reinvestment of dividends and any capital gains paid.
2 SOURCE: MORGAN STANLEY & CO., INCORPORATED -- The Morgan Stanley Capital International Europe, Australasia, Far East ("MSCI-EAFE") Free Index, which is the property of Morgan Stanley & Co., Incorporated, is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries and includes net dividends reinvested. The Index reflects actual investable opportunities for global investors for stocks that are free of foreign ownership limits or legal restrictions at the country level.

                                                          The Fund      5

STATEMENT OF INVESTMENTS
April 30, 1999 (Unaudited)

-----------------------------------------------------------------------------------
Common Stocks--94.1%                                Shares              Value ($)
-----------------------------------------------------------------------------------
Australia--2.5%
AMP                                                 2,800                 32,756
Amcor                                               1,500                  8,092
Boral                                               3,096                  5,069
Brambles Industries                                   800                 23,545
Broken Hill Proprietary                             7,332                 83,022
CSR                                                 2,400                  6,426
Coca-Cola Amatil                                    4,870                 23,150
Coles Myer                                          6,803                 36,203
Colonial                                            4,561                 17,201
Crown                                              15,600  a               9,512
Delta Gold NL                                       4,600                  7,165
Foster's Brewing                                    4,700                 13,732
General Property Trust (Units)                      5,413                  9,665
Lend Lease                                          2,386                 32,219
M.I.M.                                             14,451                  8,524
National Australia Bank                             5,126                 99,955
Newcrest Mining                                     3,180  a               7,314
News                                                8,821                 74,041
Normandy Mining                                    12,572                 10,916
North                                               3,956                  8,391
Orica                                                 737                  4,297
Pacific Dunlop                                      2,500                  4,391
Pioneer International                               2,100                  5,136
Resolute                                            6,769                  5,106
Rio Tinto                                           1,537                 25,926
Santos                                              2,200                  7,582
Schroders Property Fund (Units)                     3,900                  6,385
Sons Of Gwalia                                      3,900                 11,767
Southcorp                                           1,475                  6,061
Stockland Trust (Units)                             2,586                  6,342
TABCORP                                               800                  6,517
Telstra                                            19,900                108,156
WMC                                                 6,280                 27,180
Westfield Trust (Units)                             9,597                 21,436
Westpac Banking                                     5,609                 42,887
Westralian Sands                                    4,328                  9,696
Woolworths                                          3,557                 11,321
                                                                         827,084

6

-----------------------------------------------------------------------------------
Common Stocks (continued)                          Shares              Value ($)
-----------------------------------------------------------------------------------
Austria--.3%
Austria Tabakw                                         200                12,273
Bank Austria                                           325                20,187
Bau                                                    150                 4,920
Lenzing                                                180                 9,903
Mayr-Melnhof Karton                                    115                 5,594
Oesterreichische Elektrizitaetswirtschafts, Cl. A      190                29,751
Universale-Bau                                         210                 6,665
                                                                          89,293
Belgium--1.5%
Barco                                                  140                25,299
Cimenteries CBR Cementbedrijven                         50                 4,655
Colruyt                                                 12                 8,221
Compagnie Maritime Belge                               100                 4,391
D'Ieteren                                               50                22,324
Electrabel                                             135                44,577
Fortis                                               2,462                82,702
Glaverbel                                              250                27,508
KBC Bancassurance                                    1,080                67,073
PetroFina                                              223               134,954
Solvay                                                 500                34,914
Tractebel                                               60                 8,259
UCB                                                    200                 9,310
Union Miniere                                          100                 3,819
                                                                         478,006
Denmark--.7%
A/S Dampskibsselskabet Svenborg                          2                25,503
Aarhus Oliefabrik, Cl. A                               100                 2,707
Aarhus Oliefabrik, Cl. B                               100                 2,778
Bang & Olufsen, Cl. B                                  100                 6,825
Carlsberg, Cl. A                                       100                 4,659
Carlsberg, Cl. B                                       100                 4,732
D/S 1912, Cl. B                                          3                27,141
Danisco                                                767                35,952
Den Danske Bank                                        290                33,467
ISS International Service System, Cl. B                 75                 4,413
Lauritzen (J.)                                          50                 3,669
Novo Nordisk, Cl. B                                    225                22,119
Tele Danmark                                           505                52,163

                                                                The Fund       7

-----------------------------------------------------------------------------------
Common Stocks (continued)                          Shares              Value ($)
-----------------------------------------------------------------------------------
Denmark (continued)
Unidanmark, Cl. A                                      200                13,763
                                                                         239,891
Finland--1.5%
Kone, Cl. B                                            230                24,553
Merita                                               2,000                11,850
Nokia                                                5,222               403,868
Sonera                                               1,500                29,677
UPM-Kymmene                                            750                22,686
                                                                         492,634
France--8.5%
Accor                                                  129                34,052
Air Liquide                                            460                71,055
Alcatel                                                675                82,984
Axa                                                  1,408               182,037
Banque Nationale de Paris                              723                60,009
Bongrain                                                50                19,367
Bouygues                                               100                25,455
CPR                                                    200                10,326
Canal Plus                                             100                27,847
Cap Gemini                                             225                34,446
Carrefour                                              133               105,536
Chargeurs                                               10                   555
Coflexip                                               100                 8,993
Compagnie de Saint Gobain                              381                65,503
Compagnie Financiere de Paribas                        675                71,843
Compagnie Generale de Geophysique                       90                 4,828
Compagnie Generale des Etablissements Michelin, Cl. B  612                27,810
Danone                                                 330                88,332
Dassault Systems                                       420                15,477
Elf Aquitaine                                          951               147,905
Eridania Beghin-Say                                    139                19,309
Essilor International                                   50                16,505
Etablissements Economiques du Casino
  Guichard-Perrachon                                   255                25,144
France Telecom                                       3,859               312,132
Imetal                                                  80                10,419
L'OREAL                                                239               153,234
LVMH                                                   325                87,269

8

-----------------------------------------------------------------------------------
Common Stocks (continued)                          Shares              Value ($)
-----------------------------------------------------------------------------------
France (continued)
Lafarge                                                329                32,024
Lagardere S.C.A.                                       375                14,870
Legrand                                                 45                10,760
Nord-Est                                               200                 5,571
PSA Peugeot Citroen                                    150                24,916
Pathe                                                   60                15,108
Pechiney, Cl. A                                        200                 8,464
Pernod Ricard                                          300                20,266
Pinault-Printemps-Redoute                              450                74,748
Primagaz Cie                                           130                10,453
Promodes                                               100                63,480
Rhone-Poulenc, Cl. A                                 1,357                64,607
SEITA                                                  181                10,915
Sagem                                                   19                10,654
Sanofi                                                 452                70,919
Schneider                                              670                43,772
Sefimeg                                                 70                 4,607
Sidel                                                  147                17,730
Simco                                                  120                10,373
Societe Bic                                            250                14,045
Societe Eurafrance                                      45                22,662
Societe Generale, Cl. A                                400                71,690
Sodexho Alliance                                        90                14,788
Sommer Allibert                                        100                 3,068
Suez Lyonnaise des Eaux                                478                81,422
Thomson CSF                                            451                14,792
Total, Cl. B                                           867               118,880
Unibail                                                 50                 6,348
Usinor                                               1,040                16,109
Valeo                                                  295                24,969
Vivendi                                                688               160,940
Zodiac                                                  20                 4,435
                                                                       2,776,757
Germany--9.5%
AMB Aachener & Muenchener Beteiligungs (Bearer)         50                 5,290
AMB Aachener & Muenchener Beteiligungs (Reg'd)         160                17,097
AGIV                                                   630                13,764

                                                                The Fund       9

-----------------------------------------------------------------------------------
Common Stocks (continued)                          Shares              Value ($)
-----------------------------------------------------------------------------------
Germany (continued)
Adidas-Salomon                                         230                22,679
Allianz                                                971               309,736
Axa Colonia Konzern                                    105                 9,998
BASF                                                 2,406               105,513
Bayer                                                3,135               133,337
Beiersdorf                                             155                10,659
Bilfinger & Berger Bau                                 220                 5,295
Brau Und Brunnen                                        50  a              3,597
Buderus                                                 40                13,585
Continental                                            600                14,918
DaimlerChrysler                                      3,866               382,232
Deutsche Bank                                        2,107               122,606
Deutsche Bank (New)                                    234                13,270
Deutsche Lufthansa                                   1,924                44,579
Deutsche Telekom                                     8,805               347,475
Deutz                                                  500  a              3,862
Douglas                                                 88                 4,050
Dresdner Bank                                        1,960                84,606
FAG Kugelfischer                                       350                 3,407
HERLITZ                                                100  a              3,005
Heidelberger Zement                                    220                14,920
Hochtief                                               100                 3,862
HypoVereinsbank                                      1,866               121,810
IWKA                                                   500                11,268
Karstadt                                                33                14,856
Linde                                                   40                24,757
MAN                                                    350                10,924
Mannesmann                                           1,590               209,605
Merck KGaA                                           1,050                35,549
Metro                                                1,193                86,334
Muenchener Rueckversicherungs-Gesellschaft (Bearer)    353                70,213
Muenchener Rueckversicherungs-Gesellschaft (Reg'd)     852               171,269
Preussag                                               500                26,344
Preussag (Rights)                                      500                   471
RWE                                                  1,836                84,110
Rheinmetall                                            200                4,973
SAP                                                    228                73,091

10

-----------------------------------------------------------------------------------
Common Stocks (continued)                          Shares              Value ($)
-----------------------------------------------------------------------------------
Germany (continued)
SGL Carbon                                             155                 8,536
STRABAG                                                100  a              5,343
Salamandar                                              50                 8,041
Schering                                               310                35,832
Siemens                                              2,310               171,079
Thyssen Krupp                                        1,650                36,136
Veba                                                 1,508                82,805
Viag                                                    76                38,676
Volkswagen                                           1,090                77,381
                                                                       3,102,745
Hong Kong--2.6%
Bank of East Asia                                   12,000                29,185
CLP Holdings                                        11,740                63,013
Cathay Pacific Airways                              18,000                28,914
Cheung Kong                                         10,000                90,962
Hang Seng Bank                                       6,400                75,763
Hong Kong & China Gas                               40,631                57,143
Hong Kong Telecommunications                        48,703               131,018
Hutchison Whampoa                                   14,000               125,540
Hysan Development                                    2,024                 3,121
Johnson Electric                                     2,000                 5,974
New World Development                               14,326                35,489
Shangri-La Asia                                     34,000                40,359
Sino Land                                            6,230                 3,597
South China Post                                    48,000                28,953
Sun Hung Kai Properties                              8,384                73,558
Swire Pacific, Cl. A                                 4,000                22,450
Varitronix International                             2,000                 3,432
Wharf                                                6,000                14,709
Wing Lung Bank                                       1,000                 3,948
                                                                         837,128
Ireland--.6%
Allied Irish Banks                                   5,629                91,119
CRH                                                  1,402                27,664
Crean (James) (Units)                                3,444                 4,008
Fyffes                                               5,063                11,517
Greencore                                              816                 3,108

                                                                The Fund      11

-----------------------------------------------------------------------------------
Common Stocks (continued)                          Shares              Value ($)
-----------------------------------------------------------------------------------
Ireland (continued)
Irish Continental                                      800                10,792
Irish Life & Permanent                               1,200                17,394
Jefferson Smurfit                                    2,000                 5,459
Ryanair                                                600  a              5,269
Waterford Wedgwood (Units)                           5,052                 4,917
                                                                         181,247
Italy--4.5%
Alitalia                                             5,500  a             17,003
Assicurazioni Generali                               3,692               143,863
Banca Commerciale Italiana                          11,462                94,759
Banca Popolare di Milano                               500                 4,247
Banca Intesa                                         8,360                44,693
Benetton                                             4,800                 8,633
Bulgari                                              1,050                 6,330
ENI                                                 29,400               193,537
Edison                                                 500                 4,459
Fiat                                                23,850                80,141
Istituto Nazionale delle Assicurazioni               9,700                25,646
Italgas                                              7,836                35,276
Magneti Marelli                                      2,000                 2,835
Mediaset                                             4,800                41,612
Mediobanca                                           7,754                97,633
Montedison                                          18,400                17,713
Olivetti                                            10,640  a             37,013
Pirelli                                              7,500                22,940
Riunione Adriatica di Sicurta                          800                 8,464
San Paolo-IMI                                        5,513                83,000
Telecom Italia                                      14,905               157,931
Telecom Italia (RNC)                                 4,100                22,040
Telecom Italia Mobile                               29,546               178,118
Telecom Italia Mobile (RNC)                          7,000                23,307
UNIM                                                 9,700                 5,542
Unicredito Italiano                                 18,990  a             96,720
                                                                       1,453,455
Japan--22.0%
Acom                                                   600                44,988
Advantest                                              300                22,946

12

-----------------------------------------------------------------------------------
Common Stocks (continued)                          Shares              Value ($)
-----------------------------------------------------------------------------------
Japan (continued)
Ajinomoto                                            8,800               101,812
Aoyamma Trading                                        200                 5,563
Asahi Bank                                          10,000                52,863
Asahi Breweries                                      1,000                13,036
Asahi Chemical Industry                             16,900                98,400
Asahi Glass                                          3,800                29,097
Bank of Tokyo-Mitsubishi                            17,620               260,097
Bridgestone                                          3,400                91,149
Canon                                                4,100               100,297
Chiba Bank                                           2,000                 8,394
Chugai Pharmacetuical                                  400                 4,759
Citzen Watch                                         3,000                24,882
Cosmo Oil                                            2,000                 4,122
Credit Saison                                          500                10,221
Dai Nippon Printing                                  2,800                44,382
Daido Steel                                            200                   313
Daiichi Pharmaceutical                               1,000                16,253
Daikyo                                               2,000                 5,714
Daiwa House Industry                                 4,400                52,528
Daiwa Securities                                     6,000                36,694
Denki Kagaku Kougyo                                    600                 1,076
Denso                                                3,000                60,948
East Japan Railway                                      13                76,781
Ebara                                                1,000                12,156
Eisai                                                1,000                18,724
Fanuc                                                1,000                43,564
Fuji Bank                                           12,900               100,723
Fuji Photo Film                                      2,200                83,123
Fujita                                               2,000  a              1,558
Fujitsu                                              9,800               167,897
Furukawa Electric                                    5,000                21,866
Gunma Bank                                           1,000                 7,289
Hankyu                                               2,000                 8,411
Haseko                                               7,000  a              4,985
Higo Bank                                            1,000                 4,155
Hitachi                                             18,900               138,071
Hokuriku Bank                                        4,000                 8,043

                                                                The Fund      13

-----------------------------------------------------------------------------------
Common Stocks (continued)                          Shares              Value ($)
-----------------------------------------------------------------------------------
Japan (continued)
Honda Motor                                          3,400               149,826
House Food Industrial                                1,220                18,326
Industrial Bank of Japan                             9,200                76,689
Isetan                                               1,000                 9,391
Itochu                                               6,500                17,153
Ito-Yokado                                           2,000               122,817
JUSCO                                                1,000                19,939
Japan Airlines                                       9,600                30,240
Japan Energy                                         3,600                 4,705
Joyo Bank                                              462                 1,838
Kajima                                                 800                 2,413
Kamigumi                                               400                 1,927
Kandenko                                               105                   663
Kansai Electric Power                                8,399               165,707
Kao                                                  2,000                50,769
Kawasaki Heavy Industries                            2,000                 5,043
Kawasaki Steel                                      19,600                37,602
Kinki Nippon Railway                                 2,995                15,130
Kirin Brewery                                        9,000               101,789
Komatsu                                              2,600                15,487
Konica                                              11,000                45,156
Kubota                                               3,000                 8,520
Kumagai Gumi                                         7,000  a              8,093
Kyocera                                              1,200                71,277
Maeda Road Construction                                200                 1,320
Marubeni                                            20,000                46,245
Maruha                                                 400                   503
Marui                                                4,000                66,385
Matsushita Electric Industrial                      11,400               216,797
Minebea                                              1,000                 9,676
Mitsubishi                                           4,000                26,473
Mitsubishi Chemical                                  5,200                16,075
Mitsubishi Electric                                  5,000                17,467
Mitsubishi Estate                                    4,000                40,917
Mitsubishi Heavy Industries                         29,700               130,131
Mitsubishi Paper Mills                               2,000                 3,753
Mitsubishi Trust & Banking                           5,200                57,069

14

-----------------------------------------------------------------------------------
Common Stocks (continued)                          Shares              Value ($)
-----------------------------------------------------------------------------------
Japan (continued)
Mitsui & Co.                                         4,400                32,254
Mitsui Fudosan                                       2,000                18,431
Mitsui Marine & Fire Insurance                         600                 3,328
Mitsui Trust & Banking                               4,600                 7,438
Murata Manufacturing                                 1,000                57,219
Mycal                                                1,000                 6,199
NEC                                                  4,800                57,343
NKK                                                 12,000                 9,551
NSK                                                  3,000                16,915
Nikon                                                3,600                49,462
Nippon Express                                      10,000                65,346
Nippon Fire & Marine Insurance                       8,000                26,674
Nippon Light Metal                                     400                   607
Nippon Meat Packers                                  1,000                13,429
Nippon Mitsubishi Oil                                2,800                12,503
Nippon Paper Industries                              2,000                10,556
Nippon Steel                                        21,100                47,374
Nippon Telegraph & Telephone                            49               533,656
Nippon Yusen Kabushiki Kaisha                       10,800                42,073
Nissan Motor                                        10,000                38,370
Nomura Securities                                    8,000                86,323
Oji Paper                                           15,000                89,850
Orient                                               2,000                 6,535
Orix                                                   800                64,407
Osaka Gas                                           20,000                68,697
SMC                                                    100                 9,224
Sakura Bank                                         16,600                64,111
Sankyo                                               2,000                41,972
Sanwa Shutter                                          200                 1,047
Sanyo Electric                                       4,000                14,979
Secom                                                1,000                97,683
Seino Transportation                                 1,000                 6,040
Sekisui Chemical                                     1,000                 6,685
Sekisui House                                        7,000                78,407
77 Bank                                              1,000                 9,006
Sharp                                                6,000                70,372
Shin-Etsu Chemical                                   1,000                31,835

                                                                The Fund      15

-----------------------------------------------------------------------------------
Common Stocks (continued)                          Shares              Value ($)
-----------------------------------------------------------------------------------
Japan (continued)
Shiseido                                             1,000                15,750
Shizuoka Bank                                        1,400                16,502
Snow Brand Milk Products                               500                 2,597
Sony                                                 1,440               134,512
Sumitomo                                             3,000                22,167
Sumitomo Bank                                       11,307               153,078
Sumitomo Chemical                                    4,000                17,861
Sumitomo Electric Industries                         2,800                33,896
Sumitomo Metal Industries                           19,000                25,309
Taiheiyo Cement                                      4,000                12,935
Taisho Pharmaceutical                                1,000                30,746
Takara Standard                                      5,000                36,485
Takeda Chemical Industries                           3,000               130,440
Teijin                                               3,000                12,617
Tohoku Electric Power                                1,000                15,122
Tokai Bank                                           9,800                64,039
Tokio Marine & Fire Insurance                        5,800                67,589
Tokyo Broadcasting System                            2,000                26,021
Tokyo Dome                                           1,000                 5,906
Tokyo Electric Power                                 4,272                91,263
Tokyo Electronics                                    1,000                56,968
Tokyo Gas                                           41,000               108,198
Tokyu                                                9,820                27,066
Toppan Printing                                      8,000                96,243
Toray Industries                                    24,000               127,273
Tostem                                               1,000                18,557
Toyo Engineering                                     5,000                 5,697
Toyo Seikan Kaischa                                  1,000                20,358
Toyobo                                               1,200                 1,910
Toyoda Automatic Loom Works                          1,000                19,143
Toyota Motor                                        15,014               426,402
Ube Industries                                         600                 1,221
Uni-Charm                                            1,000                45,323
Yamaha                                               1,000                10,615
Yamanouchi Pharmaceutical                            1,000                31,668
Yamato Transport                                       400                 6,692
Yamazaki Baking                                      1,000                12,659

16

-----------------------------------------------------------------------------------
Common Stocks (continued)                          Shares              Value ($)
-----------------------------------------------------------------------------------
Japan (continued)
Yasuda Trust & Banking                              12,000                15,482
Yokogawa Electric                                    2,900                15,695
                                                                       7,159,097
Netherlands--5.9%
ABN AMRO                                             5,943               141,787
Aegon                                                2,570               246,755
Akzo Nobel                                             912                41,249
Buhrmann                                               480                 8,811
Elsevier                                             2,100                31,438
Getronics                                              200                 8,221
Hagemeyer                                              400                13,542
Heineken                                             1,332                66,940
Hollandsche Beton                                      310                 4,411
IHC Caland                                             403                18,291
ING Groep                                            3,669               226,309
KLM                                                    375                11,387
KPN                                                  2,103                87,886
Koninklijke Ahold                                    2,138                79,509
Koninklijke Hoogovens                                  520                20,879
Koninklijke Nedlloyd                                   490                12,649
Koninklijke Pakhoed                                    550                12,744
Koninkilijke (Royal) Philips Electronics             1,470               126,754
Oce                                                    120                 3,529
Royal Dutch Petroleum                                8,140               474,528
Stork                                                  422                 8,954
TNT Post                                             1,724                46,512
Unilever                                             2,555               175,167
Wolters Kluwer                                       1,040                45,333
Vedior                                                 700                15,775
                                                                       1,929,360
New Zealand--.3%
Brierley Investments                                 6,400                 1,827
Carter Holt Harvey                                   4,200                 6,158
Fisher & Paykel Industries                           7,650                28,040
Lion Nathan                                          6,730                16,947
Telecom Corporation of New Zealand                   6,700                34,869
                                                                          87,841

                                                                The Fund      17

-----------------------------------------------------------------------------------
Common Stocks (continued)                          Shares              Value ($)
-----------------------------------------------------------------------------------

Norway--.5%
Aker RGI                                             2,040                26,854
Aker RGI B                                             408                 5,240
Christiania Bank Og Kreditkasse                      3,100                11,944
Den Norske Bank                                      2,300                 8,330
Kvaerner                                               250                 5,009
Merkantildata                                          300                 3,005
NCL                                                  1,000  a              2,581
Norsk Hydro                                            500                22,443
Orkla, Cl. A                                           800                13,459
Orkla, Cl. B                                         1,000                14,705
Petroleum Geo-Services                                 400  a              6,755
SAS Norge Cl. B                                      1,030                10,318
Schibsted                                              460                 5,730
Smedvig, Cl. A                                         300                 3,891
Storebrand                                             800  a              5,805
Tomra Systems                                          100                 3,981
                                                                         150,050
Portugal--.5%
BPI-SGPS                                               500                13,490
Banco Comercial Portugues                              639                18,044
Banco Espirito Santo e Comercial  de Lisboa            397                 9,551
Brisa-Auto Estradas de Portugal                        200                 8,485
Cimpor-Cimentos de Portugal                            200                 5,502
Companhia de Seguros Tranquilidade                     200                 5,131
Corticiera Amorim SGPS                                 230                 2,596
Electricidade de Portugal                            1,900                35,782
Engil-SGPS                                             554                 3,077
Jeronimo Martins                                       533                17,566
Portugal Telecom                                       645                26,921
Sociedade de Construcoes Soares da Costa             1,260                 4,026
Sonae Investimentos-Sociedade Gestura de
  Participacoes Sociais                                300                10,725
                                                                         160,896
Singapore--.9%
City Developments                                    3,000                20,018
Cycle & Carriage                                     4,000                23,856
DBS Land                                             2,000                 3,708
Development Bank of Singapore                        2,200                23,383

18

-----------------------------------------------------------------------------------
Common Stocks (continued)                          Shares              Value ($)
-----------------------------------------------------------------------------------
Singapore (continued)
First Capital                                        9,000                11,957
Keppel                                              11,500                32,867
Oversea-Chinese Banking                              2,898                27,209
Sembcorp Industries                                  8,037  a             10,014
Singapore Airlines                                   8,000                73,694
Singapore Press Holdings                               900                13,286
Singapore Technology                                 6,000                 6,448
Singapore Telecommunications                        18,000                33,375
United Overseas Bank                                 2,000                15,470
                                                                         295,285
Spain--3.1%
Argentaria                                           1,800                42,392
Autopistas, Concesionaria Espanola                     661                 8,357
Banco Bilbao Vizcaya                                11,688               175,101
Banco Santander Cental Hispano                       6,414               139,520
El Aguila                                              500  a              4,682
Endesa                                               5,203               115,820
Fomento de Construcciones y Contratas                  650                39,784
Gas Natural SDG, Cl. E                                 650                52,575
Iberdrola                                            3,000                42,056
Repsol                                               4,800                78,207
Tabacalera, Cl. A                                    1,500                29,439
Telefonica                                           4,990               234,142
Telefonica (Rights)                                  4,990                 4,646
Union Electrica Fenosa                               2,100                27,972
                                                                         994,693
Sweden--2.7%
ABB, Cl. A                                           2,600                36,321
ABB, Cl. B                                           3,642                50,878
AstraZeneca                                          4,689               183,445
Atlas Copco, Cl. A                                     300                 8,097
Drott, Cl. B                                           600                 4,993
Electrolux, Cl. B                                    1,000                20,331
Esselte, Cl. B                                       1,845                28,845
ForeningsSparbanken                                  1,650                36,292
Granges                                                500                 8,501
Hennes & Mauritz, Cl. B                                850                73,469

                                                                The Fund      19

-----------------------------------------------------------------------------------
Common Stocks (continued)                          Shares              Value ($)
-----------------------------------------------------------------------------------
Sweden (continued)
NetCom, Cl. B                                          200  a              6,444
OM Gruppen                                             200                 2,556
Sandvik, Cl. A                                         200                 4,518
Sandvik, Cl. B                                         200                 4,530
Securitas, Cl. B                                     1,120                16,645
Skandia Forsakrings                                  1,845                35,755
Skandinaviska Enskilda Banken, Cl. A                 2,600                34,003
Skanska, Cl. B                                         600                23,862
Svenska Cellulosa, Cl. B                               500                12,811
Svenska Handelsbanken, Cl. A                           900                33,813
Svenskt Stal, Cl. A                                    400                 5,112
Svenskt Stal, Cl. B                                    400                 5,089
Swedish Match                                        3,700                12,185
Telefonaktiebolaget LM Ericsson, Cl. B               8,300               218,577
Volvo, Cl. B                                           600                15,872
WM-Data, Cl. B                                         200                 7,371
                                                                         890,315
Switzerland--7.1%
ABB                                                     26                37,997
Adecco                                                  53                26,770
Alusuisse Lonza                                         31                37,159
Credit Suisse (Reg'd)                                1,100               218,555
Georg Fischer                                           25                 9,327
Holderbank Financiere Glarus (Bearer)                   29                35,029
Holderbank Financiere Glarus (Reg'd)                   117                34,889
Jelmoli                                                 25                 4,696
Kuoni Riesen                                             1                 3,547
Moevenpick                                              15                 7,685
Nestle                                                 160               296,670
Novartis (Bearer)                                       25                36,634
Novartis (Reg'd)                                       243               356,400
Roche (Bearer)                                           6               105,970
Roche Ag-Genusss                                        28               329,931
SAirgroup                                               60                13,754
Schindler (Reg'd)                                        5                 7,915
Schindler (Part. Cert)                                   5                 7,373
Schweizerische Rueckversicherungs-Gesellschaft          61               133,739
Sulzer                                                  20                12,729

20

-----------------------------------------------------------------------------------
Common Stocks (continued)                          Shares              Value ($)
-----------------------------------------------------------------------------------
Switzerland (continued)
Swatch (Bearer)                                         33                23,582
Swatch (Reg'd)                                         142                21,638
Swisscom                                               295  a            108,506
UBS                                                    884               300,763
Valora                                                  39                 9,119
Zurich Allied                                          223               139,732
                                                                       2,320,109
United Kingdom--18.9%
AMEC                                                 3,439                14,895
Abbey National                                       4,350                98,335
Allied Zurich                                        4,349  a             59,450
Anglian Water                                          569                 6,413
Arjo Wiggins Appleton                                3,233                 9,890
Associated British Foods                             2,930                21,571
AstraZeneca                                          2,900               113,604
BAA                                                  2,394                25,055
BBA Group                                              807                 6,458
BG                                                  11,360                63,789
BOC Group                                            1,973                31,323
BP Amoco                                            34,876               662,054
Barclays                                             5,481               174,205
Barratt Developments                                 2,000                11,705
Bass                                                 2,143                33,711
Berekeley                                              500                 5,965
Blue Circle Industries                                 411                 2,725
Boots                                                3,119                41,305
Bowthorpe                                            1,100                 8,732
British Aerospace                                    5,046                37,779
British Airways                                      3,150                24,979
British America Tobacco                              4,749                39,876
British Land                                         2,700                24,671
British Sky Broadcasting                             5,780                51,092
British Steel                                        7,523                17,897
British Telecommunications                          22,730               382,079
Bunzl                                                1,500                 6,448
Burmah Castrol                                         800                13,673
CGU                                                  4,400                69,534
Cable & Wireless                                     8,283               118,961

                                                                The Fund      21

-----------------------------------------------------------------------------------
Common Stocks (continued)                          Shares              Value ($)
-----------------------------------------------------------------------------------
United Kingdom (continued)
Cadbury Schweppes                                    3,800                50,752
Carlton                                                709                 6,901
Centrica                                            11,850  a             24,088
Coats Viyella                                        5,100                 3,736
Cobham                                                 250                 3,844
Compass                                              2,425                24,872
De La Rue                                            1,000                 4,605
Delta                                                1,200                 3,159
Diageo                                              11,587               133,858
EMI                                                  3,700                31,544
Electrocomponents                                    1,300                11,094
Elementis                                            6,105                 9,830
English China Clay                                   1,500                 6,038
GKN                                                  1,800                30,764
General Electric                                     8,464                89,740
Glaxo Wellcome                                      12,347               365,393
Granada                                              2,813                60,148
Great Portland Estates                               5,000                17,067
Great Universal Stores                               3,800                43,655
Guardian Royal Exchange                              5,939                36,624
HSBC Holdings                                        3,025               115,383
HSBC Holdings                                        6,412               241,374
Halifax                                              7,400               104,373
Hammerson                                            3,200                23,829
Hanson                                               3,367                33,503
Hepworth                                             1,500                 4,444
Hyder                                                  528                 6,580
IMI                                                    500                 2,399
Imperial Chemical Industries                         3,842                41,632
Invensys                                            17,177                87,894
Jarvis                                                 500                 4,178
Johnson Matthey                                        400                 3,768
Kingfisher                                           5,529                82,791
LASMO                                                1,500                 3,858
Ladbroke                                             3,099                15,106
Laird                                                1,300                 6,478
Land Securities                                      2,050                26,851
Legal & General                                     22,140                64,433

22

-----------------------------------------------------------------------------------
Common Stocks (continued)                          Shares              Value ($)
-----------------------------------------------------------------------------------
United Kingdom (continued)
Lloyds TSB                                          19,493               314,014
MEPC                                                 1,735                12,766
Marks & Spencer                                      9,345                63,872
Meyer International                                  2,929                21,340
Misys                                                2,004                18,827
National Grid                                        3,025                20,956
National Power                                       2,703                21,804
Next                                                 1,790                22,106
Ocean                                                  360                 5,680
Pearson                                              1,450                30,864
Peninsular and Oriental Steam Navigation             2,329                33,881
Pilkington                                           3,700                 4,766
Provident Financial                                    300                 5,009
Prudential                                           6,600                94,205
RMC                                                  1,500                22,702
Racal Electronic                                     1,800                12,433
Railtrack                                            2,042                42,643
Rank                                                 2,061                 8,528
Reed International                                   3,590                32,687
Rentokil Initial                                    11,600                68,312
Reuters                                              4,943                67,012
Rexam                                                  855                 3,373
Rexam, Cl. B                                           517  a                807
Rio Tinto                                            4,650                81,271
Rolls-Royce                                          2,958                13,716
Royal & Sun Alliance Insurance                       5,463                47,146
Royal Bank Of Scotland                               2,915                68,806
Safeway                                              3,100                12,915
Sainsbury (J.)                                       8,650                55,013
Schroders                                              975                22,983
Scottish & Newcastle                                 2,700                33,757
Scottish & Southern Electric                         1,230                11,556
Scottish Power                                       4,500                37,169
Slough Estate                                        1,200                 6,511
SmithKline Beecham                                  18,955               250,870
Smiths Industries                                      500                 7,753
St. James's Place Capital                            2,300                10,221
Stagecoach                                           3,826                12,921

                                                                The Fund      23

-----------------------------------------------------------------------------------
Common Stocks (continued)                          Shares              Value ($)
-----------------------------------------------------------------------------------
United Kingdom (continued)
TI                                                   2,000                16,632
Tarmac                                               4,353                 8,340
Tate & Lyle                                          2,500                17,218
Taylor Woodrow                                       1,500                 4,710
Tesco                                               26,677                79,355
Thames Water                                         1,213                16,835
Transport Development, Cl.  B                        1,209                 4,429
Unigate                                              4,284                32,212
Unilever                                            11,040                97,943
United Utilities                                     1,680                19,016
Vodafone                                            11,017               203,105
Williams                                               646                 4,441
Wilson Connolly Holdings                             4,180                12,114
Wimpey (George)                                      4,000                10,562
Wolseley                                             2,383                21,352
                                                                       6,154,219
Total Common Stocks
(cost $26,618,161)                                                    30,620,105

-----------------------------------------------------------------------------------
Preferred Stocks--.6%
-----------------------------------------------------------------------------------
Australia--.2%
News                                                 8,545                66,899

Austria--.0%
Bau                                                    130                 4,030

Germany--.4%
Axa Colonia Konzern                                     50                 3,968
Dyckerhoff                                              15                 4,126
Friedrich Grohe                                         40                11,426
HERLITZ                                                100  a              2,148
MAN                                                    250                 5,026
Metro                                                  185                 6,948
RWE                                                    214                 6,498
Rheinmetall                                            200                 3,904
SAP                                                    166                62,348
Volkswagen                                             200                 8,411
                                                                         114,803

24

-----------------------------------------------------------------------------------
Common Stocks (continued)                          Shares              Value ($)
-----------------------------------------------------------------------------------
Italy--.0%
Fiat                                               2,000                   3,430
Total Preferred Stocks
  (cost $194,687)                                                        189,162
-----------------------------------------------------------------------------------

                                                  Principal
Short-Term Investments--4.2%                      Amount ($)            Value ($)
-----------------------------------------------------------------------------------
U.S. Treasury Bills:
  4.39%, 5/6/1999                                 129,000                128,920
  4.53%, 6/3/1999                                 100,000  b              99,599
  4.28%, 6/10/1999                                 45,000                 44,783
  4.36%, 6/17/1999                                829,000                824,291
  4.24%, 7/22/1999                                267,000                264,318

-----------------------------------------------------------------------------------
Total Short-Term Investments
  (cost $1,361,998)                                                    1,361,911
-----------------------------------------------------------------------------------

Total Investments (cost $28,174,846)                98.9%             32,171,178
Cash and Receivables (Net)                           1.1%                354,860
Net Assets                                         100.0%             32,526,038

a  Non-income producing.
b Held by the custodian in a segregated account as collateral for open financial futures positions.
See notes to financial statements.

                                                               The Fund      25

STATEMENT OF FINANCIAL FUTURES
April 30, 1999 (Unaudited)

-----------------------------------------------------------------------------------
                                      Market Value                    Unrealized
                                           Covered                  Appreciation
                      Contracts   by Contracts ($)  Expiration    at 4/30/99 ($)
-----------------------------------------------------------------------------------
Financial Futures Long:
CAC 40                        4           189,336     June '99            13,156
Financial Times 100           9           958,343     June '99            47,756
Nikkei 300                   18           396,878     June '99            49,102
                                                                         110,014

See notes to financial statements.

26

STATEMENT OF ASSETS AND LIABILITIES
April 30, 1999 (Unaudited)


-----------------------------------------------------------------------------------

                                                              Cost         Value
-----------------------------------------------------------------------------------
Assets ($):
Investments in securities--See Statement of Investments   28,174,846  32,171,178
Cash                                                                     119,378
Cash denominated in foreign currencies                       329,318     329,631
Dividends receivable                                                     118,848
Receivable for shares of Common Stock subscribed                         116,706
Receivable for futures variation margin--Note 4(a)                         1,014
                                                                      32,856,755
--------------------------------------------------------------------------------
Liabilities ($):
Due to The Dreyfus Corporation and affiliates                              9,106
Due to Distributor                                                         6,504
Payable for investment securities purchased                              289,751
Payable for shares of Common Stock redeemed                               21,508
Net unrealized (depreciation) on forward currency
  exchange contracts--Note 4(a)                                            3,848
                                                                         330,717
--------------------------------------------------------------------------------
Net Assets ($)                                                        32,526,038
--------------------------------------------------------------------------------
Composition of Net Assets ($):
Paid-in capital                                                       28,596,007
Accumulated undistributed investment income--net                         134,552
Accumulated net realized gain (loss) on investments                     (306,753)
Accumulated net unrealized appreciation (depreciation)
  on investments and foreign currency transactions
  (including $110,014 net unrealized appreciation on
  financial futures)                                                   4,102,232
--------------------------------------------------------------------------------
Net Assets ($)                                                        32,526,038
--------------------------------------------------------------------------------
Shares Outstanding
(200 million shares of $.001 par value Common Stock authorized)        2,319,738
--------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share--Note 3(c) ($)    14.02

See notes to financial statements.

                                                                The Fund      27

STATEMENT OF OPERATIONS
Six Months Ended April 30, 1999 (Unaudited)

---------------------------------------------------------------------------------------
Investment Income ($)
---------------------------------------------------------------------------------------
Income:
Cash dividends (net of $28,031 foreign taxes withheld at source)            191,930
Interest                                                                     32,387
Total Income                                                                224,317
Expenses:
Management fee--Note 3(a)                                                    49,535
Shareholder servicing costs--Note--3(b)                                      35,383
Loan commitment fees--Note 2                                                     56
Total Expenses                                                               84,974
Investment Income--Net                                                      139,343
-----------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments--Note 4:
Net realized gain (loss) on investments and foreign currency transactions  (135,464)
Net realized gain (loss) on forward currency exchange contracts             (43,146)
Net realized gain (loss) on financial futures                               182,161
Net Realized Gain (Loss)                                                      3.551
Net unrealized appreciation (depreciation) on investments
  and foreign currency transactions (including $93,030
  net unrealized appreciation on financial futures)                       3,860,593
Net Realized and Unrealized Gain (Loss) on Investments                    3,864,144
Net Increase in Net Assets Resulting From Operations                      4,003,487

See notes to financial statements.

28

STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------------------
                                                     Six Months Ended
                                                       April 30, 1999         Year Ended
                                                           (Unaudited)  October- 31, 1998
-------------------------------------------------------------------------------------------
Operations ($):
Investment income--net                                        139,343        203,555
Net realized gain (loss) on investments                         3,551       (220,229)
Net unrealized appreciation (depreciation) on investments   3,860,593      1,219,706
Net Increase (Decrease) in Net Assets
  Resulting from Operations                                 4,003,487      1,203,032
------------------------------------------------------------------------------------
Dividends to Shareholders From ($):
Investment income--net                                       (187,311)       (82,326)
------------------------------------------------------------------------------------
Capital Stock Transactions ($):
Net proceeds from shares sold                               5,236,468      3,574,583
Net assets received in connection with reorganization-Note 1       -      12,979,451
Dividends reinvested                                          172,144         82,235
Cost of shares redeemed                                    (1,585,426)    (2,116,445)
Increase (Decrease) in Net Assets from Capital
  Stock Transactions                                        3,823,186     14,519,824
Total Increase (Decrease) in Net Assets                     7,639,362     15,640,530
------------------------------------------------------------------------------------
Net Assets ($):
Beginning of Period                                        24,886,676      9,246,146
End of Period                                              32,526,038     24,886,676
Undistributed investment income--net                          134,552        182,520
------------------------------------------------------------------------------------
Capital Share Transactions (Shares):
Shares sold                                                   395,968        292,582
Shares issued in connection with reorganization--Note 1            --      1,087,174
Shares issued for dividends reinvested                         13,031          7,483
Shares redeemed                                              (120,220)      (176,433)
Net Increase (Decrease) in Shares Outstanding                 288,779      1,210,806

See notes to financial statements.

                                                                The Fund      29

FINANCIAL HIGHLIGHTS
The following table describes the performance for the fiscal periods indicated. Certain information reflects financial results for a single Fund share. "Total return" shows how much your investment in the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the Fund's financial statements.

------------------------------------------------------------------------------
                               Six Months Ended
                                  April 30, 1999      Year Ended October 31,
                                                   ---------------------------
                                      (Unaudited)          1998        1997a
------------------------------------------------------------------------------
Per Share Data ($):
Net asset value, beginning of period       12.25          11.27       12.50
Investment Operations:
Investment income--net                       .06            .12         .07
Net realized and unrealized gain
  (loss) on investments                     1.80            .96       (1.30)
Total from Investment Operations            1.86           1.08       (1.23)
Distributions:
Dividends from investment
  income--net                               (.09)          (.10)         --
Net asset value, end of period             14.02          12.25       11.27
Total Return (%)                           15.23b          9.68       (9.84)b,c
Ratios/Supplemental Data (%):
Ratio of expenses to average net assets      .30b           .60         .20b
Ratio of net investment income
  to average net assets                      .49b          1.32         .32b
Portfolio Turnover Rate                     3.21b         22.62         .16b
Net Assets, end of period ($ x 1,000)     32,526         24,887       9,246

a From June 30, 1997 (commencement of operations) to October 31, 1997. b Not annualized.
c  Exclusive of redemption fee.
See notes to financial statements.

30

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:

Dreyfus International Stock Index Fund (the "Fund") is a separate non-diversified series of Dreyfus Index Fund, Inc. (the "Company") which is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company and operates as a series company currently offering three series, including the Fund. The Fund's investment objective is to provide investment results that correspond to the net dividend and total return performance of equity securities of international issuers in the aggregate, as represented by the Morgan Stanley Capital International Europe, Australia, Far East (Free) Index. The Dreyfus Corporation ("Dreyfus") serves as the Fund's investment advisor. Dreyfus is a direct subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation. Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the Fund's shares, which are sold to the public without a sales charge.

On June 9, 1998, the Board of Directors of the Fund approved an Agreement and Plan of Reorganization providing for the transfer of all or substantially all of the Dreyfus International Equity Allocation Fund's assets and liabilities to the Fund in a tax free exchange of Common Stock of the Fund at net asset value and the assumption of stated liabilities (the "Exchange"). The Exchange was approved by the shareholders of Dreyfus International Equity Allocation Fund on June 9, 1998, and was consummated after the close of business on June 26, 1998 at which time 1,315,173 shares valued at $10.56 per share, representing net assets of $13,890,696 [including $911,245 net unrealized appreciation on investments] were exchanged by Dreyfus International Equity Allocation Fund for the respective numbers of shares of the Fund.

As of April 30, 1999, MBC Investments Corp., an indirect subsidiary of Mellon Bank Corporation, held 1,186,742 shares of the Fund.

The Company accounts separately for the assets, liabilities and operations of each fund. Expenses directly attributable to each fund are charged to that fund's operations; expenses which are applicable to all funds are allocated among them on a pro rata basis.

                                                                The Fund      31

The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities (including financial futures) are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors.

(b) Foreign currency transactions: The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gain and losses are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gains.

(e) Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

The Fund has an unused capital loss carryover of approximately $876,000 available for Federal income tax purposes, to be applied against future net securities profits, if any, realized subsequent to October 31, 1998. A portion of this loss which can be utilized in subsequent years is subject to an annual limitation due to the Fund's merger with Dreyfus International Equity Allocation Fund. If not applied, $622,000 of the carryover expires in fiscal 2000, $27,000 expires in fiscal 2002, $58,000 expires in fiscal 2005 and $169,000 expires in fiscal 2006.

                                                                The Fund      33

NOTE 2--Bank Line of Credit:

The Fund participates with other Dreyfus-managed Funds in a $600 million redemption credit facility ("Facility") to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the Fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. During the period ended April 30, 1999, the Fund did not borrow under the Facility.

NOTE 3--Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement ("Agreement") with Dreyfus, the management fee is computed at the annual rate of .35 of 1% of the value of the Fund's average daily net assets, and is payable monthly. Under the terms of the Agreement, Dreyfus has agreed to pay all the expenses of the Fund, except brokerage commissions, taxes, commitment fees, interest, Shareholder Services Plan fees, fees and expenses of non-interested Directors (including counsel fees) and extraordinary expenses. In addition, Dreyfus is required to reduce its fee in an amount equal to the Fund's allocable portion of fees and expenses of the non-interested Directors (including counsel). Each Director receives an annual fee of $2,500 and an attendance fee of $500 per meeting and is reimbursed for travel and out-of-pocket expenses. The Chairman of the Board receives an additional 25% of such compensation (with the exception of reimburseable amounts). These fees pertain to the following funds: Dreyfus S&P 500 Index Fund, Dreyfus International Stock Index Fund and Dreyfus Small Cap Stock Index Fund. These fees and expenses are charged and allocated to each series based on net assets. Amounts required to be paid by the Company directly to the non-interested Directors, that would be applied to offset a portion of the management fee payable to Dreyfus, are in fact paid directly by Dreyfus to the non-interested Directors.

(b) Under the Shareholder Services Plan, the Fund pays the Distributor for the provision of certain services, a fee at the annual rate of .25 of 1% of the value of the Fund's average daily net assets. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 1999, the Fund was charged $35,383 pursuant to the Shareholder Services Plan.

(c) A 1% redemption fee is charged and retained by the Fund on shares redeemed within six months following the date of issuance, including redemptions made through the use of the Fund Exchange privilege.

NOTE 4--Securities Transactions:

(a) The aggregate amount of purchases and sales of investment securities, excluding short-term securities, forward currency exchange contracts and financial futures, during the period ended April 30, 1999 amounted to $4,341,832 and $864,300, respectively.

The following summarizes open forward currency exchange contracts at April 30, 1999:

                                      Foreign                                Unrealized
                                     Currency                              Appreciation
Forward Currency Exchange Contracts   Amounts   Cost ($)   Value ($)  (Depreciation) ($)
-------------------------------------------------------------------------------------------
Purchases:
British Pounds, expiring 5/7/99        16,770    27,014      27,002                 (12)
British Pounds, expiring 6/30/99      561,000   904,416     902,778              (1,638)
Euro Dollars, expiring 6/30/99        163,085   175,240     173,198              (2,042)
Japanese Yen, expiring 5/10/99     11,885,500    99,627      99,573                 (54)
Japanese Yen, expiring 6/30/99     42,036,000   354,644     354,715                  71
Swiss Franc, expiring 5/4/99           54,739    36,127      35,954                (173)
Total                                                                            (3,848)

                                                                The Fund      35

The Fund enters into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to settle foreign currency transactions. When executing forward currency exchange contracts, the Fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward currency exchange contracts, the Fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The Fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward currency exchange contracts, the Fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The Fund realizes a gain if the value of the contract increases between those dates. The Fund is also exposed to credit risk associated with counter party nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract.

The Fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The Fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the Fund to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the Fund recognizes a realized gain or loss. These investments require initial margin deposits with a custodian, which consist of cash or cash equivalents, up to approximately 10% of the contract amount. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open as of April 30, 1999, are set forth in the Statement of Financial Futures.

(b) At April 30, 1999, accumulated net unrealized appreciation on investments, forward currency exchange contracts and financial futures was $4,102,498, consisting of $6,394,952 gross unrealized appreciation and $2,292,454 gross unrealized depreciation.

At April 30, 1999, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

                                                                     The Fund 37

For More Information

Dreyfus International
Stock Index Fund
200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

Boston Safe Deposit and Trust Company
One Boston Place
Boston, MA 02109

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
P.O. Box 9671
Providence, RI 02940

Distributor

Premier Mutual Fund Services, Inc.
60 State Street
Boston, MA 02109

To obtain information:

By telephone
Call 1-800-645-6561

By mail  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

By E-mail  Send your request to info@dreyfus.com

On the Internet Information can be viewed online or downloaded from: http://www.dreyfus.com

Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value

(c) 1999 Dreyfus Service Corporation       079SA994